                         ENTERPRISE ACCUMULATION TRUST

                                GROWTH PORTFOLIO

MONTAG & CALDWELL, INC.
ATLANTA, GEORGIA

Investment Management

     Montag & Caldwell manages approximately $31 billion for institutional clients, and its normal investment minimum is $40 million.

Investment Objective

     The objective of the Enterprise Growth Portfolio is to seek capital appreciation.

Investment Strategies

     The Growth Portfolio invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Portfolio combines growth and value style investing. This means that the Portfolio invests in the stocks of companies with long-term earnings potential but which are currently selling at a discount to their estimated long-term value. The Portfolio's equity selection process is generally lower risk than a typical growth stock approach. Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies.

First Half 1999 Performance Review

     After a strong gain in the first quarter of 1999, the Portfolio experienced a moderate increase in value during the second quarter. During the first half of the year, weakness in the shares of global consumer growth companies and pharmaceutical holdings offset continued strength in technology positions. Specifically, Coca-Cola, Gillette, and McDonald's struggled as improving economic conditions in emerging markets have yet to translate into increased demand for consumer goods. Montag took advantage of price weakness during this time to add to the Portfolio's positions in Coca-Cola, Gillette, and Proctor & Gamble. Investor enthusiasm for cyclical sectors, growing concerns over potential legislative action to regulate drug prices, and a general rotation out of the healthcare sector resulted in lower share prices for many attractive companies. In response to this price movement, Montag added to their position in Pfizer. With regard to technology holdings, improving sales and order trends translated into significant price appreciation for the shares of Hewlett-Packard, Solectron, and Tellabs.

Future Investment Strategy

     The U.S. economy continues its march towards establishing a record for the longest expansion in its history. Only the 106-month expansion of the 1960s is longer in duration, and each day of growth after January 16, 2000, will mean new records of achievement in U.S. economic history. While the U.S. economy's fundamentals continue to be good, higher bond yields may offset the positive effect on share prices of greater-than-forecasted corporate profits. Because the major stock market indices are already at record valuation levels and investor enthusiasm is quite high, the increase in bond yields, along with rising short-term interest rates, temper our outlook for the second half of 1999. Also, investors may become anxious as we head into the year 2000 ("Y2K"), creating additional market volatility as the economy is moderately impacted by a build-up and then draw-down of inventories around the turn of the century. Given these developing trends, Montag believes it is appropriate to maintain some buying reserves in the Portfolio. This will increase Montag's flexibility to navigate better in more uncertain periods ahead and take advantage of attractive opportunities.

     Montag continues to favor the shares of consumer global growth companies, well-positioned pharmaceutical and medical device companies and high-growth technology enterprises that have staying power. While the Portfolio's consumer global growth holdings were weak during the second quarter, Montag expects a pick-up in earnings growth for these high-quality companies in the second half of this year and solid earnings momentum thereafter. Research-driven pharmaceutical companies may perform better in the period ahead as these stocks offer an attractive combination of value and double-digit earnings growth prospects. The outlook continues to be bright for the leading medical device companies. Selected technology holdings remain attractive as global industry conditions improve and the build-out of the Internet further stimulates product demand.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                                GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
COMMON STOCKS -- 86.69%              PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
BUSINESS SERVICES -- 1.63%
  Interpublic Group of Companies
    Inc.                                    21,800        $  1,888,425
COMPUTER HARDWARE -- 9.41%
  Cisco Systems Inc. (a)                    25,200           1,625,400
  EMC Corporation (a)                       21,800           1,199,000
  Hewlett-Packard Company                   45,500           4,572,750
  Intel Corporation                         59,200           3,522,400
                                                          ------------
                                                            10,919,550
COMPUTER SERVICES -- 4.87%
  Electronic Data Systems
    Corporation (New)                       57,100           3,229,719
  Solectron Corporation (a)                 36,300           2,420,756
                                                          ------------
                                                             5,650,475
COMPUTER SOFTWARE -- 5.82%
  Electronic Arts Inc. (a)                  35,400           1,920,450
  Microsoft Corporation (a)                 34,700           3,129,506
  Oracle System Corporation (a)             45,800           1,700,325
                                                          ------------
                                                             6,750,281
CONSUMER PRODUCTS -- 10.07%
  Gillette Company                         120,000           4,920,000
  Newell Rubbermaid Inc.                    34,200           1,590,300
  Procter & Gamble Company                  58,000           5,176,500
                                                          ------------
                                                            11,686,800
ELECTRICAL EQUIPMENT -- 3.00%
  General Electric Company                  30,800           3,480,400
ENTERTAINMENT & LEISURE -- 3.51%
  Carnival Corporation                      35,200           1,707,200
  Walt Disney Company                       77,000           2,372,563
                                                          ------------
                                                             4,079,763
FOOD & BEVERAGES &
TOBACCO -- 6.65%
  Bestfoods                                 55,000           2,722,500
  Coca-Cola Company                         80,000           5,000,000
                                                          ------------
                                                             7,722,500
HEALTH CARE -- 3.29%
  Medtronic Inc.                            49,000           3,815,875
HOTELS & RESTAURANTS -- 4.81%
  Marriott International Inc.
  (Class A)                                 60,000           2,242,500
  McDonald's Corporation                    81,000           3,346,313
                                                          ------------
                                                             5,588,813
MEDICAL INSTRUMENTS -- 3.25%
  Boston Scientific Corporation
    (a)                                     85,800           3,769,838
MISC. FINANCIAL SERVICES -- 2.80%
  American Express Company                  25,000           3,253,125
MULTI-LINE INSURANCE -- 2.67%
  American International Group
    Inc.                                    26,500           3,102,156

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
PHARMACEUTICALS -- 15.54%
  Bristol Myers Squibb Company              61,600        $  4,338,950
  Johnson & Johnson                         50,700           4,968,600
  Lilly (Eli) & Company                     21,700           1,554,262
  Merck & Company Inc.                      22,800           1,687,200
  Pfizer Inc.                               50,000           5,487,500
                                                          ------------
                                                            18,036,512
RETAIL -- 5.54%
  Costco Companies Inc. (a)                 13,500           1,080,844
  Gap Inc.                                  55,050           2,773,143
  Home Depot Inc.                           40,000           2,577,500
                                                          ------------
                                                             6,431,487
TELECOMMUNICATIONS -- 3.83%
  MCI Worldcom Inc. (a)                     26,300           2,263,444
  Tellabs Inc. (a)                          32,300           2,182,269
                                                          ------------
                                                             4,445,713
                                                          ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $96,160,075)                              100,621,713
----------------------------------------------------------------------
COMMERCIAL PAPER -- 11.20%
----------------------------------------------------------------------
  Ford Motor Credit Company
    4.76% due 07/01/99                  $6,000,000           6,000,000
  Ford Motor Credit Company
    5.26% due 07/06/99                   7,000,000           6,994,886
                                                          ------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $12,994,886)                               12,994,886
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.93%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25%
    due 07/01/99
    Collateral: U.S. Treasury Bond
    $4,495,000, $7.125% due
    02/29/00
    Value $4,760,900                     4,560,000           4,560,000
                                                          ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $4,560,000)                                 4,560,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $113,714,961)                            $118,176,599
OTHER ASSETS LESS LIABILITIES -- (1.82)%                    (2,112,024)
                                                          ------------
NET ASSETS 100%                                           $116,064,575
======================================================================

(a) Non-income producing security.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                          GROWTH AND INCOME PORTFOLIO

RETIREMENT SYSTEM INVESTORS INC.
NEW YORK, NEW YORK

Investment Management

     Retirement System Investors Inc. ("RSI") manages approximately $729 million for all of its clients.

Investment Objective

     The objective of the Enterprise Growth and Income Portfolio is a total return through capital appreciation with income as a secondary consideration.

Investment Strategies

     The Growth and Income Portfolio invests primarily in U.S. common stocks of large capitalization companies. The Portfolio selects stocks that will appreciate in value, seeking to take advantage of temporary stock price inefficiencies, which may be caused by market participants focusing heavily on short-terms developments. In selecting stocks for the Portfolio, the Portfolio Manager employs a "value-oriented" strategy. This means that the Portfolio Manager attempts to identify stocks of companies that have greater value than is recognized by the market generally. The Portfolio Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and sells its products and services, the company's stock market price, earnings level and projected earnings growth rate. The Portfolio Manager also considers current and projected dividend yields. The Portfolio Manager compares this information to that of other companies in determining relative value and dividend potential.

First Half 1999 Performance Review

     For the six months ended June 30, 1999, the Portfolio's overweightings in high performance groups such as technology, basic materials and capital goods sectors and underweightings in sub-par groups such as consumer staples, healthcare and utilities helped results. The standout performers were Safeguard Scientifics (up 130 percent), Tiffany (up 86 percent), Nortel Networks (up 74 percent), Alcoa (up 67 percent). The biggest disappointments were Cadence Design Systems, Philip Morris, Potash, Sterling Commerce, Lockheed Martin, Fannie Mae and Washington Mutual.

Future Investment Strategy

     RSI visualizes a pickup in earnings growth -- led by productivity gains, improving profit margins and recovery in foreign economies -- in the latter half of 1999 with the domestic economy continuing to grow at a satisfactory pace. However, higher interest rates could constrain market valuations and upset the economy, and Y2K liquidity concerns could raise volatility levels.

     Regarding stock selection, RSI expects significant variances of individual returns within sectors following the rotational shift out of a narrow group of growth stocks into a broader group of economically sensitive and other value stocks, which began in mid-April.

     An important strategy for RSI is keeping to discipline, focusing on relative value regardless of the sector. RSI will be opportunistic with respect to seeking out bargains in both growth and value stocks consistent with the current mix of existing holdings. This is within the context of expecting more value stocks to surface as attractive assuming earnings growth accelerates. Conversely, RSI will be more agnostic about growth issues, generally given the risk that their valuations may become compressed by higher interest rates and the emergence of more competitive earnings opportunities elsewhere.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                          GROWTH AND INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
COMMON STOCKS -- 73.17%               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
AEROSPACE -- 0.55%
  AlliedSignal Inc.                           2,600        $   163,800
  Lockheed Martin Corporation                   250              9,313
                                                           -----------
                                                               173,113
BANKING -- 0.36%
  Chase Manhattan Corporation                 1,300            112,613
BROADCASTING -- 1.94%
  Time Warner Inc.                            8,270            607,845
BUILDING & CONSTRUCTION -- 4.58%
  Armstrong World Industries Inc.             1,200             69,375
  Martin Marietta Materials Inc.              6,825            402,675
  Southdown Inc.                             14,975            962,144
                                                           -----------
                                                             1,434,194
CHEMICALS -- 0.05%
  Du Pont (E. I.) De Nemours &
    Company                                     220             15,029
COMPUTER HARDWARE -- 9.54%
  Cisco Systems Inc. (a)                        360             23,220
  Dallas Semiconductor Corporation           16,870            851,935
  EMC Corporation (a)                         4,500            247,500
  IBM                                         8,760          1,132,230
  Intel Corporation                             100              5,950
  Xerox Corporation                          12,300            726,469
                                                           -----------
                                                             2,987,304
COMPUTER SERVICES -- 1.31%
  Comverse Technology Inc. (a)                  300             22,650
  Safeguard Scientifics Inc.                  6,000            372,000
  Sun Microsystems Inc. (a)                     220             15,152
                                                           -----------
                                                               409,802
COMPUTER SOFTWARE -- 4.12%
  BMC Software Inc. (a)                      12,750            688,500
  Cadence Design Systems Inc. (a)            10,700            136,425
  Sterling Commerce Inc. (a)                 12,765            465,922
                                                           -----------
                                                             1,290,847
CONSUMER PRODUCTS -- 3.27%
  Honeywell Inc.                              4,500            521,438
  Kimberly Clark Corporation                  8,600            490,200
  Mattel Inc.                                   492             13,007
                                                           -----------
                                                             1,024,645
CRUDE & PETROLEUM -- 3.66%
  BP Amoco (ADR)                                150             16,275
  Mobil Corporation                           2,850            282,150
  Royal Dutch Petroleum (ADR)                 1,045             62,961
  Texaco Inc.                                12,575            785,938
                                                           -----------
                                                             1,147,324
ELECTRICAL EQUIPMENT -- 3.30%
  Emerson Electric Company                   16,440          1,033,665
FINANCE -- 0.90%
  Citigroup, Inc.                             5,950            282,625
FOOD & BEVERAGES & TOBACCO -- 0.43%
  Philip Morris Companies Inc.                3,340            134,226
LIFE INSURANCE -- 0.65%
  American General Corporation                2,700            203,513
MACHINERY -- 3.70%
  Ingersoll Rand Company                     16,800          1,085,700
  Snap-On Inc.                                2,050             74,184
                                                           -----------
                                                             1,159,884
MANUFACTURING -- 0.47%
  Milacron Inc.                               8,000            148,000


                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------      -----
METALS & MINING -- 2.68%
  Alcoa Inc.                                 13,450        $   832,218
  Potash Corporation Saskatchewan
    Inc.                                        125              6,469
                                                           -----------
                                                               838,687
MULTI-LINE INSURANCE -- 0.00%
  American International Group Inc.              10              1,171
PROPERTY-CASUALTY
  INSURANCE -- 0.65%
  Allstate Corporation                        5,700            204,487
PHARMACEUTICALS -- 5.03%
  Bristol Myers Squibb Company                8,160            574,770
  Elan Corporation (ADR) (a)                 12,000            333,000
  Johnson & Johnson                           1,765            172,970
  Merck & Company Inc.                        6,370            471,380
  Pfizer Inc.                                   220             24,145
                                                           -----------
                                                             1,576,265
RETAIL -- 8.60%
  CVS Corporation                            14,200            720,650
  Federated Department Stores
    Inc.(a)                                   8,300            439,381
  Safeway Inc. (a)                           30,500          1,509,750
  Tiffany & Company                             250             24,125
                                                           -----------
                                                             2,693,906
SAVINGS AND LOAN -- 7.37%
  Federal National Mortgage
    Association                              19,800          1,353,825
  Washington Mutual Inc.                     26,950            953,356
                                                           -----------
                                                             2,307,181
TELECOMMUNICATIONS -- 7.00%
  Lucent Technologies Inc.                      430             28,998
  Nortel Networks Corp                       16,370          1,421,121
  SBC Communications Inc.                    12,795            742,110
                                                           -----------
                                                             2,192,229
TRANSPORTATION -- 3.01%
  FDX Corporation (a)                        17,350            941,237
                                                           -----------

TOTAL COMMON STOCKS
(IDENTIFIED COST $20,352,838)                               22,919,792
----------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 1.16%
MISC. FINANCIAL SERVICES -- 1.16%
  Kmart Financing                             6,200            362,700
                                                           -----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $359,672)                                     362,700
----------------------------------------------------------------------

COMMERCIAL PAPER -- 25.63%
----------------------------------------------------------------------
  Alabama Power Company, 5.30% due
    07/09/99                             $1,500,000          1,498,233
  General Electric Capital
    Corporation, 5.08% due 07/07/99       1,000,000            999,153
  Kansas City Power & Light
    Company, 5.20% due 07/01/99           1,600,000          1,600,000
  Lucent Technologies Inc., 5.00%
    due 07/01/99                            335,000            335,000
  Mobil Corporation, 5.12% due
    07/06/99                              1,000,000            999,289
  Orange & Rockland Utilities
    Incorporated, 5.25% due
    07/08/99                              1,300,000          1,298,673
  Potomac Electric Power Company,
    5.30% due 07/07/99                    1,300,000          1,298,852
                                                           -----------

TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $8,029,200)                                 8,029,200
----------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                   GROWTH AND INCOME PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------      -----
REPURCHASE AGREEMENT -- 0.53%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25% due
    07/01/99
    Collateral: U.S. Treasury Bond,
    $180,000, 3.625% due 04/15/28
    Value $177,421                       $  165,000        $   165,000
                                                           -----------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $165,000)                                     165,000
----------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $28,906,710)                              $31,476,692

OTHER ASSETS LESS LIABILITIES -- (0.49)%                      (153,241)
                                                           -----------
NET ASSETS 100%                                            $31,323,451
======================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

OPCAP ADVISORS, INC.
NEW YORK, NEW YORK

Investment Management

     OpCap Advisors, a wholly owned subsidiary of Oppenheimer Capital, has been Portfolio Manager to the Equity Portfolio since inception. Oppenheimer Capital manages approximately $60 billion for institutional clients, and its normal investment minimum is $20 million.

Investment Objective

     The objective of the Enterprise Equity Portfolio is long-term capital appreciation.

Investment Strategies

     The Equity Portfolio invests primarily in U.S. common stocks of companies that meet the Portfolio Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Portfolio Manager selects companies with one or more of the following characteristics: substantial and growing discretionary cash flow, strong shareholder value-oriented management, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value, and undervalued assets. The Portfolio Manager also imposes a strict sell discipline to sell the stock once it rises close to the target price established by the Portfolio Manager.

First Half 1999 Performance Review

     Value stocks came back to life in the first half of 1999. Value stocks include those judged to be trading at market prices well below the inherent value of the business, while growth stocks include those believed to have excellent long-term earnings growth prospects. After an extended period in which stock market gains were driven by a limited number of technology and large-cap growth issues, market leadership broadened to include undervalued stocks with strong business fundamentals of the type owned in the Portfolio.

     Some of the holdings that contributed to the Portfolio's performance included Computer Associates International, Inc., Rockwell International Corp, AlliedSignal, Inc., Motorola, Inc. and Wells Fargo & Co.

     OpCap continues to find quality stocks that meet strict value criteria. Purchases of these included the common stocks of Cadence Design Systems, Inc., Chancellor Media Corp, Emerson Electric Company, Monsanto Company, News Corp. Ltd., Raytheon Company, Walt Disney Company and Waste Management, Inc.

     Portfolio sales included positions in AlliedSignal, Inc., Champion International Corp., International Flavours & Fragrances, Inc. and Tenet Healthcare Corp.

Future Investment Strategy

     Despite their gains in the second quarter, the types of value stocks in which OpCap invests continue to trade at a significant discount to large-cap growth stocks and the market in general. OpCap believes this may bode well for the Portfolio's value style in the months ahead.

     OpCap continues to look for -- and find -- great companies with strong, sustainable cash flows, high competitive barriers, and rational managements with proven track records who are dedicated to shareholder value.

     OpCap believes its long-term perspective and emphasis on buying superior undervalued businesses provide a competitive advantage as the market moves away from highly priced growth stocks toward a renewed recognition of the enduring value of a company's earnings, cash flow and competitiveness.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
COMMON STOCKS -- 93.36%              PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
ADVERTISING -- 2.29%
  Omnicom Group Inc.                        190,000       $ 15,200,000
AEROSPACE -- 4.48%
  AlliedSignal Inc.                          43,840          2,761,920
  General Dynamics Corporation              220,000         15,070,000
  Raytheon Company (Class A)                 58,400          4,022,300
  Raytheon Company (Class B)                111,600          7,853,850
                                                          ------------
                                                            29,708,070
BANKING -- 5.48%
  BankBoston Corporation                    332,000         16,973,500
  Wells Fargo & Company                     453,620         19,392,255
                                                          ------------
                                                            36,365,755
BROADCASTING -- 2.38%
  Chancellor Media Corporation (a)          200,000         11,025,000
  News Corporation Ltd. (ADR)               150,000          4,734,375
                                                          ------------
                                                            15,759,375
CHEMICALS -- 3.34%
  Du Pont (E. I.) De Nemours &
    Company                                 220,000         15,028,750
  Monsanto Company                          180,000          7,098,750
                                                          ------------
                                                            22,127,500
COMPUTER HARDWARE -- 1.46%
  Compaq Computer Corporation               410,000          9,711,875
COMPUTER SOFTWARE -- 5.06%
  Cadence Design Systems Inc. (a)           300,000          3,825,000
  Computer Associates
    International Inc.                      540,000         29,700,000
                                                          ------------
                                                            33,525,000
CONGLOMERATES -- 5.92%
  Minnesota Mining & Manufacturing
    Company                                 215,000         18,691,563
  Textron Inc.                              250,000         20,578,125
                                                          ------------
                                                            39,269,688
CONSUMER PRODUCTS -- 0.62%
  Mattel Inc.                               156,000          4,124,250
DRUGS & MEDICAL PRODUCTS -- 1.14%
  Becton, Dickinson & Company               252,316          7,569,480
ELECTRICAL EQUIPMENT -- 1.83%
  Avnet Inc.                                139,000          6,463,500
  Emerson Electric Company                   90,000          5,658,750
                                                          ------------
                                                            12,122,250
ELECTRONICS -- 2.02%
  Rockwell International
    Corporation                             220,000         13,365,000
ENTERTAINMENT & LEISURE -- 2.62%
  Carnival Corporation                      206,000          9,991,000
  Walt Disney Company                       240,000          7,395,000
                                                          ------------
                                                            17,386,000
FINANCE -- 5.09%
  Citigroup Inc.                            411,540         19,548,150
  Household International Inc.              300,000         14,212,500
                                                          ------------
                                                            33,760,650

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------      -----
  FOOD & BEVERAGES & TOBACCO -- 2.96%
  Diageo (ADR)                              176,384       $  7,584,512
  Heinz (H. J.) Company                     240,000         12,030,000
                                                          ------------
                                                            19,614,512
HOTELS & RESTAURANTS -- 2.63%
  McDonald's Corporation                    422,000         17,433,875
INSURANCE -- 8.54%
  ACE Ltd.                                  730,700         20,642,275
  AFLAC Inc.                                270,256         12,938,506
  Everest Reinsurance Holdings
    Inc.                                    480,000         15,660,000
  RenaissanceRe Holdings Ltd.               200,000          7,400,000
                                                          ------------
                                                            56,640,781
MACHINERY -- 4.71%
  Caterpillar Inc.                          241,000         14,460,000
  Dover Corporation                         480,000         16,800,000
                                                          ------------
                                                            31,260,000
MANUFACTURING -- 2.18%
  Avery Dennison Corporation                240,000         14,490,000
MISC. FINANCIAL SERVICES -- 6.53%
  Conseco Inc.                              536,152         16,319,126
  Countrywide Credit Industries
    Inc.                                    286,088         12,230,262
  Freddie Mac                               254,180         14,742,440
                                                          ------------
                                                            43,291,828
MULTI-LINE INSURANCE -- 1.02%
  American International Group
    Inc.                                     57,627          6,745,961
PROPERTY-CASUALTY
  INSURANCE -- 5.96%
  Chubb Corporation                         150,000         10,425,000
  XL Capital Ltd. (Class A)                 514,573         29,073,374
                                                          ------------
                                                            39,498,374
PRINTING & PUBLISHING -- 2.01%
  Donnelley (R. R.) & Sons Company          360,000         13,342,500
RETAIL -- 2.17%
  May Department Stores Company             352,068         14,390,780
TELECOMMUNICATIONS -- 4.52%
  Motorola Inc.                             170,000         16,107,500
  Sprint Corporation                        262,000         13,836,875
                                                          ------------
                                                            29,944,375
TRANSPORTATION -- 3.97%
  AMR Corporation (a)                       281,000         19,178,250
  Canadian Pacific Ltd.                     300,000          7,143,750
                                                          ------------
                                                            26,322,000
WASTE MANAGEMENT -- 2.43%
  Waste Management Inc.                     300,000         16,125,000
                                                          ------------

TOTAL COMMON STOCKS
(IDENTIFIED COST $466,346,996)                             619,094,879
----------------------------------------------------------------------
COMMERCIAL PAPER -- 2.82%
----------------------------------------------------------------------
  Ford Motor Credit Company 5.10%
    due 07/28/99                        $18,767,000         18,695,216
                                                          ------------

TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $18,695,216)                               18,695,216
----------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                        EQUITY PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------      -----
SHORT-TERM GOVERNMENT SECURITIES -- 3.01%
----------------------------------------------------------------------
  Federal National Mortgage
    Association Discount Note,
    4.83% due 07/21/99                  $20,000,000       $ 19,946,333
                                                          ------------
TOTAL SHORT-TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $19,946,333)                               19,946,333
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.73%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25%
    due 07/01/99
    Collateral: U.S. Treasury Note
    $4,820,000, 7.125% due
    02/29/00
    Value $5,105,125                      4,890,000          4,890,000
                                                          ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $4,890,000)                                 4,890,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $509,878,545)                            $662,626,428
OTHER ASSETS LESS LIABILITIES -- 0.08%                         512,748
                                                          ------------
NET ASSETS 100%                                           $663,139,176
======================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                            EQUITY INCOME PORTFOLIO

1740 ADVISERS, INC.
NEW YORK, NEW YORK

Investment Management

     1740 Advisers manages more than $2 billion for institutional clients and its normal investment minimum is $20 million.

Investment Objective

     The objective of the Enterprise Equity Income Portfolio is to seek a combination of growth and income to achieve an above-average and consistent total return.

Investment Strategies

     The Equity Income Portfolio invests primarily in dividend-paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Portfolio. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price.

First Half 1999 Performance Review

     When the financial crisis hit world markets last year, investors responded by moving into the biggest and best companies. The expectation was that in a hostile and uncertain world the safest place to be was in the most financially secure, most broadly diversified and highest growth stocks. As money poured in, those stocks rose at the expense of the rest of the market; and the popular averages, which were dominated by the large-cap growth names, outperformed everything else.

     Now with the world on the mend and the outlook for corporate profits improving, the market has begun to broaden. During the second quarter this has resulted in increased investor interest in economy-sensitive stocks and in mid-cap and some smaller-cap names. Many of these stocks went through their own bear market last year, declining while the popular averages rose. This year may see the reverse of the past several years' pattern -- the large-cap dominated averages underperform the average stock.

Future Investment Strategy

     The Equity Income Portfolio has a substantial emphasis on the economy-sensitive sectors. Cyclicals such as basic materials, capital spending related and energy stocks represent value. They are relatively underowned, went through bear market size declines last year and may experience an improving earnings outlook. They suffered the most from the crisis and may benefit the most from the ending of the crisis and the beginning of economic and financial recovery.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                            EQUITY INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
COMMON STOCKS -- 92.63%               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
AEROSPACE -- 2.44%
  Northrop Grumman Corporation                2,000        $   132,625
  United Technologies Corporation             3,000            215,063
                                                           -----------
                                                               347,688
AUTOMOTIVE -- 2.52%
  Delphi Automotive Systems Corp.             1,100             20,419
  Ford Motor Company                          3,300            186,244
  General Motors Corporation                  2,300            151,800
                                                           -----------
                                                               358,463
BANKING -- 8.88%
  Bank of America Corporation                 2,500            183,281
  Bank of New York Company Inc.               3,900            143,081
  BankBoston Corporation                      3,000            153,375
  Chase Manhattan Corporation                 2,200            190,575
  Fleet Financial Group Inc.                  2,600            115,375
  J.P. Morgan & Company Inc.                  1,400            196,700
  Mellon Bank Corporation                     4,000            145,500
  Wells Fargo & Company                       3,200            136,800
                                                           -----------
                                                             1,264,687
CHEMICALS -- 3.31%
  Dow Chemical Company                        1,500            190,312
  Du Pont (E. I.) De Nemours &
    Company                                   2,600            177,613
  Rohm & Haas Company                         2,400            102,900
                                                           -----------
                                                               470,825
COMPUTER HARDWARE -- 1.74%
  Xerox Corporation                           4,200            248,063
CONGLOMERATES -- 2.13%
  Minnesota Mining & Manufacturing
    Company                                   1,600            139,100
  Textron Inc.                                2,000            164,625
                                                           -----------
                                                               303,725
CONSUMER DURABLES -- 0.87%
  Dana Corporation                            2,700            124,369
CONSUMER NON-DURABLES -- 1.99%
  Avon Products Inc.                          5,100            283,050
CONSUMER PRODUCTS -- 2.40%
  Colgate Palmolive Company                   1,700            167,875
  Honeywell Inc.                              1,500            173,813
                                                           -----------
                                                               341,688
CRUDE & PETROLEUM -- 6.35%
  BP Amoco (ADR)                              1,700            184,450
  Chevron Corporation                         1,700            161,819
  Exxon Corporation                           2,800            215,950
  Mobil Corporation                           2,000            198,000
  Texaco Inc.                                 2,300            143,750
                                                           -----------
                                                               903,969
ELECTRICAL EQUIPMENT -- 4.16%
  Emerson Electric Company                    2,600            163,475
  General Electric Company                    3,800            429,400
                                                           -----------
                                                               592,875
ENERGY -- 7.66%
  Atlantic Richfield Company                  1,400            116,988
  Consolidated Natural Gas Company            2,800            170,100
  Duke Energy Company                         3,000            163,125
  El Paso Energy Corporation                  4,200            147,787
  Enron Corporation                           2,700            220,725
  Williams Companies Inc.                     6,400            272,400
                                                           -----------
                                                             1,091,125

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
FOOD & BEVERAGES & TOBACCO -- 0.68%
  Philip Morris Companies Inc.                2,400        $    96,450
INSURANCE -- 1.50%
  Cigna Corporation                           2,400            213,600
MACHINERY -- 3.92%
  Caterpillar Inc.                            3,000            180,000
  Deere & Company                             3,700            146,612
  Pitney Bowes Inc.                           3,600            231,300
                                                           -----------
                                                               557,912
MANUFACTURING -- 1.03%
  Eaton Corporation                           1,600            147,200
METALS & MINING -- 1.04%
  Alcoa Inc.                                  2,400            148,500
MISC. FINANCIAL SERVICES -- 1.50%
  Citigroup Inc.                              4,500            213,750
MULTI-LINE INSURANCE -- 1.40%
  Lincoln National Corporation                3,800            198,788
OIL SERVICES -- 3.62%
  Baker Hughes Inc.                           3,400            113,900
  Diamond Offshore Drilling Inc.              3,800            107,825
  Halliburton Company                         3,100            140,275
  Schlumberger Ltd.                           2,400            152,850
                                                           -----------
                                                               514,850
PROPERTY-CASUALTY
  INSURANCE -- 0.98%
  Chubb Corporation                           2,000            139,000
PAPER & FOREST PRODUCTS -- 4.85%
  Bowater Inc.                                2,800            132,300
  Georgia Pacific Corporation                 4,500            213,187
  International Paper Company                 4,000            202,000
  Temple-Inland Inc.                          2,100            143,325
                                                           -----------
                                                               690,812
PHARMACEUTICALS -- 7.17%
  American Home Products
    Corporation                               3,200            184,000
  Baxter International Inc.                   2,400            145,500
  Bristol Myers Squibb Company                2,400            169,050
  Merck & Company Inc.                        2,600            192,400
  Pharmacia & Upjohn Inc.                     2,900            164,756
  Smithkline Beecham (ADR)                    2,500            165,156
                                                           -----------
                                                             1,020,862
PRINTING & PUBLISHING -- 1.02%
  McGraw Hill Inc.                            2,700            145,631
RAW MATERIALS -- 2.52%
  Phelps Dodge Corporation                    1,500             92,906
  Reynolds Metals Company                     1,700            100,300
  Weyerhaeuser Company                        2,400            165,000
                                                           -----------
                                                               358,206
REAL ESTATE -- 2.09%
  Boston Properties Inc.                      2,100             75,337
  Crescent Real Estate Equities               3,300             78,375
  Equity Office Properties Trust              3,000             76,875
  Equity Residential Properties
    Trust                                     1,500             67,594
                                                           -----------
                                                               298,181
SAVINGS AND LOAN -- 0.87%
  Federal National Mortgage
    Association                               1,800            123,075
TECHNOLOGY -- 0.50%
  Thomas & Betts Corporation                  1,500             70,875

                         ENTERPRISE ACCUMULATION TRUST
                     EQUITY INCOME PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
TELECOMMUNICATIONS -- 10.21%
  Ameritech Corporation                       2,800        $   205,800
  AT & T Corporation                          3,800            212,087
  Bell Atlantic Corporation                   2,900            189,587
  BellSouth Corporation                       3,900            182,813
  GTE Corporation                             2,200            166,650
  SBC Communications Inc.                     3,300            191,400
  Sprint Corporation                          3,100            163,719
  U S West Inc.                               2,400            141,000
                                                           -----------
                                                             1,453,056
UTILITIES -- 3.28%
  Carolina Power & Light Company              2,900            124,156
  CMS Energy Corporation                      2,900            121,438
  Edison International                        4,200            112,350
  FPL Group Inc.                              2,000            109,250
                                                           -----------
                                                               467,194
                                                           -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $12,596,917)                               13,188,469
----------------------------------------------------------------------

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
REPURCHASE AGREEMENT -- 4.91%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25% due
    07/01/99
  Collateral: U.S. Treasury Note
    $695,000; 6.125%, due 07/31/00
  Value $734,848                         $  700,000        $   700,000
                                                           -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $700,000)                                     700,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $13,296,917)                              $13,888,469
OTHER ASSETS LESS LIABILITIES -- 2.46%                         349,595
                                                           -----------
NET ASSETS 100%                                            $14,238,064
======================================================================

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         CAPITAL APPRECIATION PORTFOLIO

PROVIDENT INVESTMENT COUNSEL, INC.
PASADENA, CALIFORNIA

Investment Management

     Provident Investment Counsel manages approximately $18 billion for institutional clients, and its usual investment minimum is $5 million.

Investment Objective

     The objective of the Enterprise Capital Appreciation Portfolio is to seek maximum capital appreciation.

Investment Strategies

     The Capital Appreciation Portfolio invests in U.S. common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics. The Portfolio Manager's criteria for stock selection include: (a) steadily increasing earnings; and (b) a three-year performance record of sales, earnings, dividend growth, pretax margins, return on equity and reinvestment rate which, in the aggregate, average 1.5 times the average performance of the S&P 500 for the same period. The Portfolio Manager selects stocks of small, medium and large capitalization companies in an attempt to achieve an average capitalization of portfolio companies that is less than the average capitalization of the S&P 500. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

First Half 1999 Performance Review

     A backdrop of vigorous economic growth and a nervous bond market caused tremendous volatility in stock market sectors year-to-date. Thirty-year bond yields increased from 5.12 percent at the end of December, 1998 to 6.14 percent near the close of June, 1999. This rise punished the prices of high-PE stocks of companies offering consistent earnings growth. Overall, the year thus far has been positive for the growth averages, but less so than the extraordinary gains of 1998.

     The year (as measured by the Russell 1000 Growth Index) began on a relatively good note but turned flat in April, took a fairly significant dip during May and rebounded strongly in June. The Portfolio participated in the June recovery, which was a reflection of growth stocks regaining their momentum after being badly disadvantaged during April and May with rising interest rates and a market rotation into cyclical stocks. The rotation was caused by the perception that stronger than expected economic growth would, in turn, generate better earnings growth for the economically sensitive stocks.

Future Investment Strategy

     The shift favoring cyclical/value stocks, which began in April and continued through May and early June, has abated. The key question is what trends in place today will most affect returns for the balance of the year? First, one of the most positive signs has been the broadening out of the market. For the first time in years, asset class returns in the quarter were in keeping with traditional risk/reward models, (i.e., the more risk you are willing to assume, the higher the returns would be). In the second quarter, small-cap stocks (up 14.8 percent) outperformed mid-cap stocks (up 10.4 percent), which outperformed large-cap stocks (up 3.9 percent), as measured by the Russell 2000 Growth, Russell Mid-Cap Growth, and the Russell 1000 Growth Indices. Also in the second quarter, value stocks (up 10.8 percent) outperformed growth stocks (up
3.8 percent), as measured by the S&P 500 Barra Value and S&P 500 Barra Growth Indices, as the better than expected economic growth and rising interests rates corrected the valuation extremes at both ends of the market. Provident believes the April/May stellar performance for cyclically oriented stocks represents a broadening out of the market and not a major change in style leadership.

     Provident remains committed to technology and consumer-oriented themes, but the Portfolio has reduced its commitment to the health technology area, particularly drug stocks. While Provident cut back on their drug holdings earlier in the year, two short-term obstacles nonetheless have penalized returns. The first is a drug pipeline that is less robust than at this time last year; the second concerns pending Medicare and Medicaid reform. On the other hand, the improved domestic and global economic backdrop does provide certain companies new opportunities for earnings growth. For example, Provident continues to look for new opportunities in telecommunications, where the longer-term earnings growth outlook of many companies may be exceptional. Finally, Provident believes the broadening of the market increases the opportunity universe. Investors, less concerned about liquidity, are seeking out stocks with the best relative attractiveness regardless of market capitalization. Provident will continue to build the stock positions in the Portfolio where Provident thinks valuations are particularly attractive.

     The Portfolio's return for the balance of the year will depend on the level of interest rates and the companies in the Portfolio maintaining their expected growth rates. If inflation remains subdued, i.e., under 3 percent, and interest rates remain in a reasonably narrow range around current levels, then the broad market should do well and both growth and value strategies should benefit. The challenge to growth stocks remains any sizeable increase in interest rates; value stocks are going to need a meaningful acceleration in earnings to maintain recent performance momentum. Provident believes the earnings power for cyclical companies is less than robust. They recognize, also, that investors cannot expect any further expansion in price/earnings ratios. Therefore, their challenge and primary focus in the management of the Portfolio is to be confident that the companies in the Portfolio continue to produce well above average sales and earnings growth.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         CAPITAL APPRECIATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
COMMON STOCKS -- 87.59%               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
ADVERTISING -- 1.16%
  Outdoor Systems Inc. (a)                   4,000         $   146,000
BANKING -- 0.55%
  FIRSTAR Corporation                        2,500              70,000
BROADCASTING -- 1.45%
  Clear Channel Communications (a)           1,800             124,088
  Infinity Broadcasting Corporation
    (Class A) (a)                            2,000              59,500
                                                           -----------
                                                               183,588
BUSINESS SERVICES -- 2.41%
  Concord EFS Inc. (a)                       4,000             169,250
  CSG Systems International Inc.
    (a)                                      1,500              39,281
  Paychex Inc.                               3,000              95,625
                                                           -----------
                                                               304,156
COMPUTER HARDWARE -- 4.48%
  Dell Computer Corporation (a)              1,400              51,800
  Electronics for Imaging Inc. (a)           4,000             205,500
  EMC Corporation (a)                        2,000             110,000
  Lexmark International Group Inc.
    (Class A) (a)                            3,000             198,187
                                                           -----------
                                                               565,487
COMPUTER SERVICES -- 11.55%
  America Online Inc. (a)                    1,000             110,500
  Comverse Technology Inc. (a)               2,700             203,850
  Fiserv Inc. (a)                            4,000             125,250
  Ixl Enterprises Incorporated               5,050             135,719
  Solectron Corporation (a)                  2,000             133,375
  Sun Microsystems Inc. (a)                  2,000             137,750
  Sungard Data Systems Inc. (a)              1,500              51,750
  Synopsys Inc. (a)                          3,800             209,713
  Unisys Corporation                         9,000             350,437
                                                           -----------
                                                             1,458,344
COMPUTER SOFTWARE -- 3.51%
  BMC Software Inc. (a)                      2,000             108,000
  Intuit Inc. (a)                            2,000             180,250
  Real Networks Inc. (a)                       900              61,987
  Siebel Systems Inc. (a)                    1,400              92,925
                                                           -----------
                                                               443,162
CONSUMER DURABLES -- 1.08%
  Harley Davidson Inc.                       2,500             135,938
CONTAINERS/PACKAGING -- 2.39%
  Ball Corporation                           3,000             126,750
  Sealed Air Corporation (New)               2,700             175,163
                                                           -----------
                                                               301,913
CRUDE & PETROLEUM -- 1.89%
  Ensco International Inc.                  12,000             239,250
ELECTRICAL EQUIPMENT -- 2.74%
  Jabil Circuit Inc. (a)                     4,500             203,062
  Teradyne Incorporated (a)                  2,000             143,500
                                                           -----------
                                                               346,562
ELECTRONICS -- 6.02%
  Altera Corporation (a)                     7,000             257,687
  Gemstar International Group Ltd.
    (a)                                      3,200             208,800
  Tandy Corporation                          6,000             293,250
                                                           -----------
                                                               759,737
ENERGY -- 2.96%
  AES Corporation                            3,400             197,625
  Montana Power Company                      2,500             176,250
                                                           -----------
                                                               373,875

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------      -----
ENTERTAINMENT & LEISURE -- 0.96%
  Carnival Corporation                       2,500         $   121,250
FINANCE -- 6.37%
  Associates First Capital
    Corporation (Class A)                    1,700              75,331
  Capital One Financial Corporation          3,000             167,063
  MBNA Corporation                           6,000             183,750
  Metris Companies Inc.                      4,000             163,000
  Providian Financial Corporation            2,300             215,050
                                                           -----------
                                                               804,194
HEALTH CARE -- 0.43%
  Medtronic Inc.                               700              54,513
HOTELS & RESTAURANTS -- 3.24%
  Brinker International Inc. (a)            10,500             285,469
  Ruby Tuesday Inc.                          6,500             123,500
                                                           -----------
                                                               408,969
LIFE INSURANCE -- 0.34%
  Reinsurance Group America Inc.             1,200              42,300
MANUFACTURING -- 1.50%
  Tyco International Ltd.                    2,000             189,500
MEDICAL INSTRUMENTS -- 2.99%
  Guidant Corporation                        1,500              77,156
  VISX, Inc. (a)                             3,800             300,913
                                                           -----------
                                                               378,069
MEDICAL SERVICES -- 1.40%
  Ims Health Incorporated                    1,600              50,000
  Wellpoint Health Networks
    Incorporated (a)                         1,500             127,313
                                                           -----------
                                                               177,313
OIL SERVICES -- 2.81%
  Baker Hughes Inc.                          5,500             184,250
  Nabors Industries Incorporated
    (a)                                      7,000             171,062
                                                           -----------
                                                               355,312
PHARMACEUTICALS -- 0.42%
  Schering Plough Corporation                1,000              53,000
RETAIL -- 10.76%
  Abercrombie and Fitch Company
    (Class A) (a)                            1,400              67,200
  Bed Bath & Beyond Inc. (a)                 3,000             115,500
  Costco Companies Inc. (a)                  1,300             104,081
  CVS Corporation                              800              40,600
  Dollar Tree Stores Inc. (a)                2,600             114,400
  Family Dollar Stores Inc.                  3,500              84,000
  Kohl's Corporation (a)                     1,500             115,782
  Linens 'n Things Inc. (a)                  2,000              87,500
  Office Depot Inc. (a)                      2,000              44,125
  Safeway Inc. (a)                           1,800              89,100
  Staples Inc. (a)                           2,300              71,156
  Tiffany & Company                          2,500             241,250
  Tommy Hilfiger Corporation (a)             2,500             183,750
                                                           -----------
                                                             1,358,444
TECHNOLOGY -- 3.87%
  Linear Technology Corporation              2,000             134,500
  Network Appliance Inc. (a)                 2,000             111,750
  Uniphase Corporation (a)                     500              83,000
  Waters Corporation (a)                     3,000             159,375
                                                           -----------
                                                               488,625

                         ENTERPRISE ACCUMULATION TRUST
                 CAPITAL APPRECIATION PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------      -----
TELECOMMUNICATIONS -- 8.64%
  ADC Telecommunications Inc. (a)            3,500         $   159,469
  Alltel Corporation                         1,500             107,250
  Amdocs Ltd. (a)                            6,500             147,875
  Global TeleSystems Group Inc. (a)          3,000             243,000
  Lucent Technologies Inc.                   1,000              67,437
  MCI Worldcom Inc. (a)                      1,900             163,519
  Tellabs Inc. (a)                           3,000             202,687
                                                           -----------
                                                             1,091,237
WASTE MANAGEMENT -- 1.67%
  Tetra Tech Inc. (a)                        6,250             103,125
  Waste Management Inc.                      2,000             107,500
                                                           -----------
                                                               210,625
                                                           -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $10,288,504)                               11,061,363
----------------------------------------------------------------------

COMMERCIAL PAPER -- 9.50%
----------------------------------------------------------------------
  American Express Credit
    Corporation, 5.50% due 07/01/99       $600,000             600,000
  Household Finance Corporation
    5.55% due 07/01/99                     600,000             600,000
                                                           -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $1,200,000)                                 1,200,000
----------------------------------------------------------------------

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------      -----

REPURCHASE AGREEMENT -- 1.11%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25% due
    07/01/99
    Collateral: U.S. Treasury Bond
    $155,000, 3.625%, due 04/15/28
    Value $152,779                        $140,000         $   140,000
                                                           -----------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $140,000)                                     140,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $11,628,504)                              $12,401,363
OTHER ASSETS LESS LIABILITIES -- 1.80%                         226,882
                                                           -----------
NET ASSETS 100%                                            $12,628,245
======================================================================

(a) Non-income producing security.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         SMALL COMPANY GROWTH PORTFOLIO

WILLIAM D. WITTER, INC.
NEW YORK, NEW YORK

Investment Management

     William D. Witter, Inc. manages approximately $1 billion in assets under management and has a normal investment minimum for a separate account of $1 million.

Investment Objective

     The objective of the Enterprise Small Company Growth Portfolio is to seek capital appreciation.

Investment Strategies

     The Small Company Growth Portfolio invests primarily in common stocks of small capitalization companies with above-average growth characteristics that are reasonably valued. The Portfolio Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Portfolio Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter the Portfolio Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market. Securities will be sold when the Portfolio Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially over-weighted in the Portfolio, or when the company no longer meets expectations. The Portfolio Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

First Half 1999 Performance Review

     Concerns about the slowdown in global economic growth, which intensified in the summer of 1998, were still present in the first quarter of 1999. Investors responded, in part, by continuing to concentrate their equity investments into large, well-known, highly liquid issues. In the second quarter, as confidence developed that an economic recovery in Asia was beginning, the willingness to participate in the broader market increased.

     The dramatic rise in the prices of Internet stocks in the first part of the year led to a substantial increase in initial public offerings of internet-related companies. By the second quarter, the demand for this type of investment appeared to be satiated by supply. The extremely high valuation levels of the group were also a factor in encouraging investors to look elsewhere for opportunities.

     While a number of observers had pointed out the historically low relative valuations of small companies, in the second quarter an awareness developed of the increase in investment banking activity in this group. By early April, the number of mergers, acquisitions, and leveraged buyouts totaled 207, which compared with an annual average of 162 for this decade, according to Merrill Lynch Small Cap Research. This development is reminiscent of the 1980's when it was more economical for companies to expand by buying another company's stock than by building new facilities and expanding their own organizations.

     The Portfolio benefited from the announcement of two investment banking transactions. Amsted Industries offered to buy Varlen Corp. at $35. Varlen's stock had been selling in the low-to mid-twenties prior to the announcement and its management stated that the offer was inadequate. Additional negotiations are proceeding and Varlen was at $40 1/2 at June 30, 1999. Maxxim Medical's management, frustrated by their equity's price being $16 in spite of good fundamental progress, offered to buy the whole company themselves at $26. The stock finished the six months ended June 30, 1999 at $23 5/16.

Future Investment Strategy

     The rise in long-term interest rates during the first six months, particularly those related to the housing industry, may slow down the economy's growth rate. This factor together with the strong currency may keep the inflation rate at around 2 percent or lower. While valuation levels of large capitalization issues, in general, are high, the price/earnings ratios relative to earnings growth rates of the smaller company equities are still low. Witter believes that the sector should do well over the next one to three years.

     Accordingly, the Portfolio will continue to be fully invested and maintain significant emphasis on cyclical growth companies such as those in the semi-conductor equipment industry. It is also likely that more secular growth issues such as those in the computer systems/software, health care, and business services will be added.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         SMALL COMPANY GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                      NUMBER OF SHARES OR
COMMON STOCKS -- 91.47%                PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------
  AEROSPACE -- 2.69%
  AAR Corporation                             3,150         $   71,466
  Tristar Aerospace Company (a)              10,500             86,625
                                                            ----------
                                                               158,091
BUSINESS SERVICES -- 16.22%
  Analytical Surveys Inc. (a)                 8,300            206,463
  Charles River Associates Inc. (a)           8,900            223,056
  Labor Ready Inc. (a)                        6,500            211,250
  Maximus Inc. (a)                            4,500            129,375
  On Assignment Inc. (a)                      7,000            182,875
                                                            ----------
                                                               953,019
COMPUTER HARDWARE -- 1.94%
  Auspex Systems Inc. (a)                    10,500            114,188
COMPUTER SERVICES -- 7.39%
  Kronos Inc. (a)                             4,125            187,687
  National Computer Systems Inc.              7,300            246,375
                                                            ----------
                                                               434,062
COMPUTER SOFTWARE -- 12.19%
  Legato Systems Inc. (a)                     4,030            232,733
  Mapinfo Corporation (a)                     9,000            171,000
  Pervasive Software Inc. (a)                10,000            248,750
  Verity Inc. (a)                             1,175             63,670
                                                            ----------
                                                               716,153
ELECTRONICS -- 11.38%
  Applied Science & Technology Inc.
    (a)                                      12,600            283,500
  Cymer Inc. (a)                              8,600            215,000
  Veeco Instruments Inc. (a)                  5,000            170,000
                                                            ----------
                                                               668,500
FINANCE -- 1.17%
  Doral Financial Corporation                 4,000             69,000
INSURANCE -- 1.11%
  Everest Reinsurance Holdings                2,000             65,250
MANUFACTURING -- 5.62%
  Astropower Inc. (a)                         6,640            116,200
  Mueller Industries Inc. (a)                 3,440            116,745
  Varlen Corporation                          2,400             97,200
                                                            ----------
                                                               330,145
MEDICAL INSTRUMENTS -- 8.47%
  Candela Corporation (a)                    14,500            206,625
  Cytyc Corporation (a)                       9,900            193,050
  Theragenics Corporation (a)                14,080             97,680
                                                            ----------
                                                               497,355
MEDICAL SERVICES -- 3.25%
  Maxxim Medical Inc. (a)                     8,200            191,163

                                      NUMBER OF SHARES OR
                                       PRINCIPAL AMOUNT       VALUE
                                      -------------------     -----
OIL SERVICES -- 0.36%
  Atwood Oceanics Inc. (a)                      685         $   21,406
SECURITY & INVESTIGATION
  SERVICES -- 0.61%
  Barringer Technologies Inc. (a)             5,500             35,578
TECHNOLOGY -- 4.24%
  Catalytica Inc. (a)                        11,830            165,620
  Flir Systems Inc. (a)                       5,500             83,187
                                                            ----------
                                                               248,807
TRANSPORTATION -- 13.20%
  Alaska Air Group Inc. (a)                   3,200            133,600
  Amtran Inc. (a)                             4,000             98,500
  Atlas Air Inc. (a)                          7,040            227,040
  Ryanair Holdings (ADR) (a)                  2,935            155,555
  Sea Containers Ltd. (Class A)               4,800            161,100
                                                            ----------
                                                               775,795
TRAVEL/ENTERTAINMENT/LEISURE -- 1.63%
  Polaris Industries Inc.                     2,200             95,700
                                                            ----------

TOTAL COMMON STOCKS
(IDENTIFIED COST $4,624,992)                                 5,374,212
----------------------------------------------------------------------

U.S. TREASURY BILLS -- 3.39%
----------------------------------------------------------------------
  U.S. Treasury Bill
    4.405% due 07/22/99                    $200,000            199,486
                                                            ----------

TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $199,486)                                     199,486
----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.83%
----------------------------------------------------------------------
  Alcoa Inc.
    5.75% due 07/01/99                      225,000            225,000
                                                            ----------

TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $225,000)                                     225,000
----------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $5,049,478)                                $5,798,698

OTHER ASSETS LESS LIABILITIES -- 1.31%                          76,889
                                                            ----------
NET ASSETS 100%                                             $5,875,587
======================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         SMALL COMPANY VALUE PORTFOLIO

GABELLI ASSET MANAGEMENT COMPANY
RYE, NEW YORK

Investment Management

     Gabelli Asset Management Company, which manages more than $9 billion for institutional clients and whose normal investment minimum is $1 million became manager of the Portfolio on June 1, 1996.

Investment Objective

     The objective of the Enterprise Small Company Value Portfolio is to seek maximum capital appreciation.

Investment Strategies

     The Small Company Value Portfolio invests primarily in common stocks of small capitalization companies that the Portfolio Manager believes are undervalued -- that is, the stock's market price does not fully reflect the company's value. The Portfolio Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Portfolio Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

First Half 1999 Performance Review

     The first six months of 1999 were a study in the psychology of small-cap investors. While the first quarter tested their patience, the second quarter rewarded it.

     The level of merger and acquisition activity that Gabelli saw during 1998 continued unabated into 1999. The Portfolio's returns were enhanced by the takeover of several holdings: Aeroquip Vickers, Hudson General, Calmat and Grand Casinos, to name just a few. Going forward, Gabelli expects the deal activity to accelerate as companies of all sizes race to acquire the much cheaper and undervalued smaller sized companies.

     Cable stocks contributed very nicely to the performance for the first six months of the year. The industry has been involved in round after round of consolidation as companies race to acquire more households, eyeballs and bandwidth. Due to this consolidation, the stocks of cable companies which have not yet been taken over have performed well during 1999. Rogers Communications (up 82 percent) and Cablevision (up 39 percent) have been rumored to be the next to go.

     The telecommunications industry and more specifically the cellular industry have been extremely hot during 1999. Omnipoint has increased 143 percent in the Portfolio for the first half of 1999 as it received a cash and stock offer from VoiceStream Wireless. As a result of this, the stocks of several cellular companies have exploded on the upside: Aerial Communications (up 130 percent), Price Communications (up 81 percent) and Telephone & Data Systems (up 63 percent) to name just a few.

Future Investment Strategy

     Inflation reared its head in the second quarter of 1999. A jump in the Consumer Price Index (CPI) in April rattled the bond and equity markets. Inflation all but disappeared again in the May CPI numbers. The bond market stabilized and stocks regained momentum. Despite the dueling data on inflation, the Federal Reserve decided to err on the side of caution by hiking the Federal Funds rate by 0.25 percent on June 30, in what Chairman Alan Greenspan characterized as a "preemptive action" against inflation. This sparked the current debate as to whether this single modest rate hike would be an effective move against inflation or just the first in a series of steps that will eventually weaken the economy and financial markets. Judging from the bond and stock markets' slide in late June, the consensus appears to expect more Fed rate hikes and higher interest rates going forward.

     Gabelli is cautiously optimistic on inflation in the near future. The inflationary threat comes partially from rising commodities prices, which are recovering from severely depressed levels following the Asian economic meltdown, and from the prospect of wage inflation in a fully employed America. Thus far, technology-driven productivity gains have offset rising wages.

Along with Federal Reserve Chairman Alan Greenspan, Gabelli is not sure how much longer this can continue in an America with help wanted signs in an increasing number of corporate windows. The American consumer continues to be the key to economic growth here and abroad. Full employment, rising wages and a generous stock market have been the drivers for consumer spending. If rising interest rates discourage consumer spending, or Gabelli sees a meaningful correction in the stock market that would dent consumer confidence, the engine that has been driving global economic growth could falter.

     Corporate earnings and interest rates may determine the course of the market for the balance of 1999. In general, first quarter earnings met consensus estimates and second quarter earnings may be stronger than anticipated. Interest rates are higher, and do not seem likely to trend much lower for the rest of the year. With the S&P 500's gains already approximating 1999 earnings growth forecasts, we see little fundamental justification for the market to move appreciably higher. Mutual fund flows are still favoring stocks, but money is no longer pouring into equity mutual funds at the rates seen in previous years.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         SMALL COMPANY VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
COMMON STOCKS -- 98.12%              PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
ADVERTISING -- 1.46%
  BOWLIN Outdoor Advertising &
    Travel Center Inc. (a)                  60,000        $    360,000
  The Ackerley Group Inc.                  340,000           6,183,750
                                                          ------------
                                                             6,543,750
AEROSPACE -- 6.66%
  AAR Corporation                           18,000             408,375
  Ametek Inc.                              100,000           2,300,000
  Coltec Industries Inc. (a)                90,000           1,951,875
  Curtiss-Wright Corporation                88,000           3,421,000
  GenCorp Inc.                             210,000           5,302,500
  Kaman Corporation (Class A)              110,000           1,725,625
  Moog Inc. (Class A) (a)                   40,000           1,375,000
  Sequa Corporation (Class A)               70,000           4,900,000
  Sequa Corporation (Class B)               40,500           2,895,750
  SPS Technologies Inc. (a)                150,000           5,625,000
                                                          ------------
                                                            29,905,125
APPAREL & TEXTILES -- 0.26%
  Carlyle Industries Inc. (a)              200,259             256,582
  Hartmarx Corporation (a)                 220,000             921,250
                                                          ------------
                                                             1,177,832
AUTOMOTIVE -- 8.42%
  A. O. Smith Corporation                   12,000             336,000
  A. O. Smith Corporation (Class
    A)                                       4,000             108,500
  Arvin Industries Inc.                     45,000           1,704,375
  Borg-Warner Automotive Inc.               27,000           1,485,000
  Clarcor Inc.                             230,000           4,413,125
  Earl Scheib Inc. (a)                     225,000           1,068,750
  Federal Mogul Corporation                 24,500           1,274,000
  Lund International Holdings Inc.
    (a)                                     24,000             150,000
  Midas Inc.                                30,000             851,250
  Modine Manufacturing Company             265,000           8,629,062
  Navistar International
    Corporation (a)                         72,000           3,600,000
  Standard Motor Products Inc.             255,000           6,247,500
  Superior Industries
    International Inc.                     102,000           2,785,875
  Wynns International Inc.                 280,000           5,162,500
                                                          ------------
                                                            37,815,937
BROADCASTING -- 8.44%
  Chris-Craft Industries Inc. (a)          176,000           8,294,000
  Echostar Communications
    Corporation (Class A) (a)               10,000           1,534,375
  Fisher Companies Inc.                     27,000           1,701,000
  Gray Communications Systems Inc.          86,000           1,720,000
  Gray Communications Systems
    Inc.(Class B)                          165,000           2,330,625
  Paxson Communications
    Corporation (a)                        215,000           2,687,500
  United Television Inc.                    67,000           7,026,625
  USA Networks Inc. (a)                    314,700          12,627,337
                                                          ------------
                                                            37,921,462
BUILDING & CONSTRUCTION -- 0.00%
  Core Materials Corporation                 6,500              20,313
BUSINESS SERVICES -- 0.13%
  MDC Corporation (Class A) (a)             30,000             363,750
  Nashua Corporation (a)                    22,000             217,250
                                                          ------------
                                                               581,000
CABLE -- 7.31%
  AFC Cable Systems Inc. (a)                20,000             706,250
  Cablevision Systems Corporation
    (Class A) (a)                          242,000          16,940,000

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
  Century Communications
    Corporation (Class A) (a)              110,000        $  5,060,000
  Rogers Communications Inc.
    (Class B) (a)                          393,000           6,361,687
  TCI Satellite Entertainment
    Inc.(Class A) (a)                      135,000             396,563
  United International Holdings
    Inc. (Class A) (a)                      50,000           3,381,250
                                                          ------------
                                                            32,845,750
CHEMICALS -- 1.75%
  Church & Dwight Company Inc.              68,000           2,958,000
  Ferro Corp.                               55,000           1,512,500
  Sybron Chemicals Inc. (a)                190,000           3,372,500
                                                          ------------
                                                             7,843,000
COMPUTER HARDWARE -- 0.00%
  Cerion Technologies Inc. (a) (d)          90,000                  --
COMPUTER SERVICES -- 0.28%
  Checkfree Holdings Corporation
    (a)                                      2,000              55,125
  Tyler Technologies Inc.                  175,000           1,203,125
                                                          ------------
                                                             1,258,250
CONSUMER DURABLES -- 0.67%
  Hussmann International Inc.              100,000           1,656,250
  Noel Group (a)                           135,000              84,375
  Noel Group Units (a)                     135,000              77,625
  Oneida Ltd.                               42,000           1,181,250
                                                          ------------
                                                             2,999,500
CONSUMER PRODUCTS -- 0.16%
  ARC International Corporation
    (a)                                     30,000              39,375
  Mikasa Inc.                               62,000             701,375
                                                          ------------
                                                               740,750
CONSUMER SERVICES -- 0.71%
  Berlitz International Inc. (a)            68,000           1,249,500
  ITT Educational Services Inc.
    (a)                                     75,000           1,954,688
                                                          ------------
                                                             3,204,188
ELECTRICAL EQUIPMENT -- 1.96%
  Ampco-Pittsburgh Corporation             130,000           1,665,625
  Oak Technology Inc. (a)                  250,000             906,250
  SL Industries Inc.                        45,000             573,750
  Thomas Industries Inc.                   220,000           4,510,000
  UCAR International Inc. (a)               45,000           1,136,250
                                                          ------------
                                                             8,791,875
ELECTRONICS -- 0.89%
  CTS Corporation                           42,000           2,940,000
  Power-One Inc. (a)                         7,000             172,375
  Watkins Johnson Company                   30,000             885,000
                                                          ------------
                                                             3,997,375
ENERGY -- 0.63%
  International Comfort Products
    Corporation                            180,000           2,047,500
  Kaneb Services Inc. (a)                  180,000             765,000
                                                          ------------
                                                             2,812,500
ENTERTAINMENT & LEISURE -- 4.91%
  Ascent Entertainment Group Inc.
    (a)                                    150,000           2,118,750
  Bull Run Corporation (a)                 150,000             628,125
  Churchill Downs Inc.                      35,000           1,207,500
  Florida Panthers Holdings Inc.
    (a)                                    130,000           1,389,375
  Gaylord Entertainment Company            266,701           8,001,030
  GC Companies Inc. (a)                    193,000           6,899,750
  Jackpot Enterprises Inc. (a)             215,000           1,827,500
                                                          ------------
                                                            22,072,030

                         ENTERPRISE ACCUMULATION TRUST
                  SMALL COMPANY VALUE PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
FINANCE -- 0.70%
  Advest Group Inc.                         20,000        $    398,750
  Pioneer Group Inc.                       160,000           2,760,000
                                                          ------------
                                                             3,158,750
FOOD & BEVERAGES & TOBACCO -- 5.21%
  Brunos Inc. (a)                           60,000              15,000
  Buenos Aires Embotelladora
    (ADR)(a) (d)                            40,227                  --
  Celestial Seasonings Inc. (a)            250,000           5,375,000
  Chock Full o' Nuts Corporation
    (a)                                    315,000           3,287,812
  General Cigar Holdings
    Inc.(Class A) (a)                      285,000           2,226,563
  General Cigar Holdings
    Inc.(Class B) (a)                      190,000           1,413,220
  Ingles Markets Inc. (Class A)             82,500           1,258,125
  Pepsi Cola Puerto Rico Bottling
    Company (a)                            160,000             880,000
  Ralcorp Holdings Inc. (a)                 75,000           1,204,688
  Robert Mondavi Corporation
    (Class A) (a)                           10,000             363,750
  Tootsie Roll Industries Inc.              97,850           3,779,456
  Whitman Corporation                      200,000           3,600,000
                                                          ------------
                                                            23,403,614
HOTELS & RESTAURANTS -- 1.89%
  Advantica Restaurant Group Inc.
    (a)                                     56,000             192,500
  Aztar Corporation (a)                    550,000           5,053,125
  Extended Stay America Inc. (a)            55,000             660,000
  Lakes Gaming Inc. (a)                     35,000             382,813
  Park Place Entertainment
    Corporation (a)                         85,000             823,437
  Trump Hotels & Casino Resorts
    Inc. (a)                               300,000           1,368,750
                                                          ------------
                                                             8,480,625
INSURANCE -- 3.09%
  Argonaut Group Inc.                      105,000           2,520,000
  Danielson Holding Corporation
    (a)                                     60,000             345,000
  Liberty Corporation                      131,000           7,139,500
  Midland Company                          152,500           3,869,688
                                                          ------------
                                                            13,874,188
MACHINERY -- 5.06%
  Baldwin Technology Company
    Inc.(Class A) (a)                      165,000             484,688
  Commercial Intertech Corporation          60,000             956,250
  Fairchild Corporation (Class A)
    (a)                                    175,503           2,237,663
  Flowserve Corporation                    150,000           2,840,625
  Franklin Electric Company Inc.            16,500           1,072,500
  Idex Corporation                         110,000           3,616,250
  Katy Industries Inc.                     160,000           2,080,000
  Kollmorgen Corporation                   140,000           2,100,000
  Nortek Inc. (a)                          120,000           3,757,500
  Paxar Corporation (a)                    185,000           1,665,000
  Standex International
    Corporation                             18,000             492,750
  Tennant Company                            9,000             288,000
  Watts Industries Inc. (Class A)           60,000           1,151,250
                                                          ------------
                                                            22,742,476
MANUFACTURING -- 4.77%
  Aviall Inc.                               10,000             188,125
  Barnes Group Inc.                         50,000           1,087,500
  Belden Inc.                               45,000           1,077,187
  Bway Corporation (a)                       6,000              85,500
  Crane Company                             65,000           2,043,437
  Cuno Inc. (a)                             98,000           1,874,250
  Dexter Corporation                         4,000             163,250

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
  Fedders Corporation (Class A)            385,000        $  2,358,125
  Fedders USA Inc.                         100,000             668,750
  Graco Inc.                                40,000           1,175,000
  Industrial Distribution Group
    Inc. (a)                                40,000             202,500
  Mark IV Industries Inc.                  100,000           2,112,500
  Material Sciences Corporation
    (a)                                    138,000           2,070,000
  Myers Industries Inc.                     30,000             600,000
  Oil Dri Corporation of America           120,000           1,920,000
  Park Ohio Holdings Corporation
    (a)                                    130,000           2,201,875
  Rawlings Sporting Goods Company
    Inc. (a)                                50,500             498,688
  Strattec Security Corporation
    (a)                                     33,000           1,113,750
                                                          ------------
                                                            21,440,437
METALS & MINING -- 0.45%
  Homestake Mining Company                  29,600             242,350
  TVX Gold Inc. (a)                        650,000             650,000
  WHX Corporation (a)                      170,000           1,115,625
                                                          ------------
                                                             2,007,975
MISC. FINANCIAL SERVICES -- 1.34%
  Data Broadcasting Corporation
    (a)                                     88,000             929,500
  Paymentech Inc. (a)                      200,000           5,075,000
                                                          ------------
                                                             6,004,500
NEUTRACEUTICALS -- 0.16%
  Irwin Naturals/4 Health Inc. (a)          18,000              33,750
  Weider Nutrition International
    Inc.                                   170,000             701,250
                                                          ------------
                                                               735,000
PAPER PRODUCTS -- 0.39%
  Greif Brothers Corporation
    (Class A)                               68,000           1,734,000
PHARMACEUTICALS -- 2.94%
  Agribrands International Inc.
    (a)                                     15,000             593,438
  Carter Wallace Inc.                      275,000           5,001,562
  Ivax Corporation (a)                     440,000           6,215,000
  Twinlab Corporation (a)                  160,000           1,375,000
                                                          ------------
                                                            13,185,000
PRINTING & PUBLISHING -- 5.07%
  A.H. Belo Corporation (Class A)           27,000             531,563
  Lee Enterprises Inc.                      64,000           1,952,000
  McClatchy Company (Class A)               90,000           2,981,250
  Media General Inc. (Class A)             160,000           8,160,000
  Meredith Corporation                      40,000           1,385,000
  Penton Media Inc.                        100,000           2,425,000
  Pulitzer Inc.                             55,000           2,670,937
  Thomas Nelson Inc.                        35,000             389,375
  Topps Company Inc. (a)                   310,000           2,257,187
                                                          ------------
                                                            22,752,312
REAL ESTATE -- 1.12%
  Catellus Development Corporation
    (a)                                    245,000           3,797,500
  Griffin Land & Nurseries Inc.
    (a)                                    110,000           1,237,500
                                                          ------------
                                                             5,035,000
RETAIL -- 3.03%
  Burlington Coat Factory
    Warehouse Corporation                  125,000           2,414,063
  CDnow Inc. (a)                             8,000             141,000
  Coldwater Creek Inc. (a)                  45,000             877,500
  Lillian Vernon Corporation               330,000           4,290,000
  Neiman Marcus Group Inc. (a)             200,000           5,137,500
  Phar Mor Inc. (a)                         65,000             276,250
  Sports Authority Inc. (a)                110,000             488,125
                                                          ------------
                                                            13,624,438

                         ENTERPRISE ACCUMULATION TRUST
                  SMALL COMPANY VALUE PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
SECURITY & INVESTIGATION SERVICES -- 2.51%
  Borg-Warner Security Corporation
    (a)                                     80,000        $  1,625,000
  Pittway Corporation (Class A)             78,000           2,666,625
  Rollins Inc.                             364,000           5,801,250
  Wackenhut Corporation (Class A)           40,000           1,190,000
                                                          ------------
                                                            11,282,875
TELECOMMUNICATIONS -- 10.09%
  Aerial Communications Inc. (a)           230,000           3,105,000
  Aliant Communications Inc.                 8,000             369,500
  Associated Group Inc. (Class A)
    (a)                                     76,000           4,949,500
  Atlantic Tele-Network Inc.                15,000             157,500
  Cellullar Communications of
    Puerto Rico (a)                         84,000           2,394,000
  Commonwealth Telephone
    Enterprises Inc.                        26,077           1,054,489
  Commonwealth Telephone
    Enterprises Inc. (Class B) (a)          58,833           2,397,445
  Communications Systems Inc.               60,000             742,500
  COMSAT Corporation                       175,000           5,687,500
  CoreComm Ltd. (a)                        102,000           4,921,500
  GST Telecommunications Inc. (a)          212,000           2,795,750
  Omnipoint Corporation (a)                 55,000           1,591,562
  RCN Corporation (a)                       86,000           3,579,750
  Rogers Cantel Mobile
    Communications Inc. (Class B)
    (a)                                     47,000             772,562
  Telephone and Data Systems Inc.          138,000          10,082,625
  Teligent Inc. (Class A) (a)               12,000             717,750
                                                          ------------
                                                            45,318,933
TRANSPORTATION -- 1.82%
  GATX Corporation                         207,700           7,905,581
  TransPro Inc.                             50,000             262,500
                                                          ------------
                                                             8,168,081
TRAVEL/ENTERTAINMENT/LEISURE -- 0.82%
  Hearst Argyle Television Inc.             35,000             840,000
  TV Guide Inc. (Class A) (a)               78,000           2,856,750
                                                          ------------
                                                             3,696,750
UTILITIES -- 1.29%
  AGL Resources Inc.                        10,000             184,375
  Citizens Utilities Company
    (Class B) (a)                          390,000           4,338,750
  Eastern Enterprises                       28,000           1,113,000
  Southwest Gas Corporation                  5,000             143,125
                                                          ------------
                                                             5,779,250

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   ------------
WASTE MANAGEMENT -- 0.05%
  EnviroSource Inc. (a)                    105,000        $    223,125
WIRELESS COMMUNICATIONS -- 1.68%
  Allen Telecom Inc. (a)                    50,000             537,500
  Price Communications Corporation
    (a)                                    468,750           7,031,250
                                                          ------------
                                                             7,568,750
                                                          ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $348,520,398)                             440,746,716
----------------------------------------------------------------------
U.S. TREASURY BILLS -- 1.72%
----------------------------------------------------------------------
    U.S. Treasury Bill     4.51%
    due 09/16/99                        $1,962,000           1,943,074
    U.S. Treasury Bill     4.54%
    due 08/12/99                         4,177,000           4,146,518
    U.S. Treasury Bill     4.545%
    due 09/16/99                         1,645,000           1,629,008
                                                          ------------
TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $7,718,600)                                 7,718,600
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.64%
----------------------------------------------------------------------
    State Street Bank & Trust
      Repurchase Agreement, 4.25%
      due 07/01/99
      Collateral: U.S. Treasury Note $2,840,000,
      7.125%, due 02/29/00
      Value $3,007,999                   2,880,000           2,880,000
                                                          ------------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $2,880,000)                                 2,880,000
----------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $359,118,998)                            $451,345,316
OTHER ASSETS LESS LIABILITIES -- (0.48)%                    (2,168,380)
                                                          ------------
NET ASSETS 100%                                           $449,176,936
======================================================================

(a) Non-income producing security.
(d) Security is fair valued at June 30, 1999.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

VONTOBEL USA INC.
NEW YORK, NY

Investment Management

     Vontobel USA became Portfolio Manager on April 1, 1999. The firm manages approximately $2 billion and its normal investment minimum is $10 million.

Investment Objective

     The objective of the Enterprise International Growth Portfolio is to seek capital appreciation.

Investment Strategies

     The International Growth Portfolio invests primarily in non-U.S. equity securities that the Portfolio Manager believes are undervalued. The Portfolio Manager uses an approach that involves bottom-up stock selection. The Portfolio Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Portfolio Manager diversifies investments among European, Australian and Far East ("EAFE") markets.

First Half 1999 Performance Review

     Vontobel assumed management of the International Growth Portfolio on April 1, 1999. As of June 30, 1999, the portfolio has been completely restructured to reflect Vontobel's investment philosophy. Hedge positions against the Euro and the Swiss Franc have been opened to protect European investment returns in U.S. Dollar terms.

     A large number of positions were closed, and the total number of holdings was reduced from over 200 to well under 100. This reflects the Vontobel policy of bottom-up security selection that focuses on companies with attractive fundamentals, offering high return on equity, consistent historical earnings growth, low debt and high free cash flow. Additionally, the country allocation shifted. All Canadian positions were closed, holdings in the European sector were increased, and Pacific Rim holdings were reduced. Currently, there is a very slight overweight versus the EAFE in Europe, a market-neutral posture in Japan, and a modest underweight in the Pacific Rim.

     The massive sell-off of securities necessary to align the portfolio with Vontobel's current investment strategy had a negative impact on performance early in the second quarter. Losses were sustained while unloading many securities that did not meet Vontobel's investment criterion, largely due to company fundamentals. As the quarter progressed, and the portfolio management team was able to reap the rewards of holding positions that conform to current investment outlook and philosophy, performance picked up in the later weeks of the quarter.

Future Investment Strategy

     Given the real interest rate climate in Europe, it is reasonable to believe that the equity markets are currently undervalued. Vontobel thinks that as the earnings currently coming through are higher than projected expectations, revaluations will occur.

     Major market sectors in Europe, such as finance, health care and telecommunications should benefit from the current economic environment, with rising rates, and a Euro-Dollar exchange rate that is continuing to be favorable for Euroland exports. Vontobel's belief is that the Euro will test parity in the coming months. Many restructurings and significant merger and acquisition activity adds to what Vontobel believes is a positive climate for businesses in the new Europe, spurring a continued overweighting in the European sector.

     Japanese and the other Asian markets have been driven by liquidity for the first six months of 1999, and Vontobel questions the sustainability of the current rebound. Some restructuring has begun in Japan, but for the near-term Vontobel projects a neutral exposure, as Vontobel still believes they provide attractive investment opportunities. The majority of the Portfolio's Japanese holdings have average earnings expectations of about 35 percent, and most are businesses with large overseas markets.

     As with all international funds, the International Growth Portfolio carries additional risks associated with possibly less stable foreign securities, currencies, lack of uniform accounting standards and political instability.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         INTERNATIONAL GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
COMMON STOCKS -- 94.66%               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
BELGIUM -- 0.64%
  Barco                                        3,900       $   627,571
DENMARK -- 0.50%
  Bang & Olufsen Holdings (Class B)            7,600           481,604
FINLAND -- 1.79%
  Nokia Corporation (ADR) (Class A)           11,600         1,062,125
  Sampo Insurance Company
    Ltd.(Class A)                             23,400           677,825
                                                           -----------
                                                             1,739,950
FRANCE -- 11.85%
  Altran Technologies                          3,100           818,083
  Axa                                         11,700         1,426,810
  CGIP                                        21,600         1,044,293
  Dassault Systemes                           24,600           812,753
  L'Oreal                                      1,500         1,013,584
  Louis Vuitton Moet Hennessy                  4,100         1,199,899
  Louis Vuitton Moet Hennessy (Rts)            4,100           119,821
  Scor                                        26,300         1,304,056
  Societe Generale (Class A)                   6,400         1,127,503
  Total Fina (Class B)                        11,900         1,534,616
  Vivendi                                     14,072         1,139,456
                                                           -----------
                                                            11,540,874
GERMANY -- 3.51%
  Allianz                                      2,800           776,437
  BMW                                          1,300           893,850
  Mannesmann                                  11,700         1,745,219
                                                           -----------
                                                             3,415,506
HONG KONG -- 2.46%
  Dah Sing Financial Group                   159,000           605,580
  SmarTone Telecommunications
    Holdings Ltd.                            195,000           693,682
  Sun Hung Kai Properties Ltd.               120,000         1,094,269
                                                           -----------
                                                             2,393,531
IRELAND -- 2.38%
  Allied Irish Banks                          73,900           978,473
  CRH                                         27,400           485,374
  Elan Corporation (ADR) (a)                  30,600           849,150
                                                           -----------
                                                             2,312,997
ITALY -- 0.78%
  Telecom Italia                              73,100           759,580
JAPAN -- 20.18%
  Bridgestone Corporation                     45,000         1,361,494
  Fuji Photo Film                             27,000         1,022,237
  Honda Motor Company Ltd.                    23,000           975,366
  Hoya Corporation                            20,000         1,129,206
  Mikuni Coca-Cola Bottling Company
    Ltd.                                      19,000           386,377
  Murata Manufacturing Company Ltd.           17,000         1,118,624
  Nintendo Company Ltd.                       12,000         1,687,360
  NTT Data Corporation                           134         1,065,620
  NTT Mobile Communication Network
    Inc.                                          34           460,941
  NTT Mobile Communication Network
    Inc. (a)                                     136         1,821,278
  Rohm Company Ltd.                           15,000         2,349,756
  Sony Corporation                            13,000         1,402,414
  Takeda Chemical Industries                  47,000         2,179,631
  Tokyo Broadcasting System Inc.              35,000           506,324
  Tokyo Electron Ltd.                         22,000         1,493,097
  Yasuda Fire & Marine Insurance
    Company Ltd.                             129,000           683,550
                                                           -----------
                                                            19,643,275

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
MALAYSIA -- 0.05%
  Malayan Banking Berhad                       9,000       $    27,000
  Nestle (Malaysia) Berhad                     5,000            19,737
                                                           -----------
                                                                46,737
NETHERLANDS -- 9.62%
  Aegon                                       16,000         1,184,000
  Aegon (ADR)                                 19,400         1,406,894
  ASM Lithography Holdings (a)                24,000         1,387,937
  Getronics                                   17,500           672,888
  Heineken                                    20,100         1,028,753
  Hunter Douglas                              21,268           730,073
  Kempen & Company                            14,000           699,947
  Philips Electronics                         13,184         1,299,953
  Vendex KBB                                  35,900           958,495
                                                           -----------
                                                             9,368,940
SINGAPORE -- 2.45%
  Jardine Strategic Holdings Ltd.            362,500           942,500
  Singapore Press Holdings Ltd.               84,788         1,444,684
                                                           -----------
                                                             2,387,184
SPAIN -- 0.86%
  Banco Popular Espanol                       11,700           841,251
SWEDEN -- 6.48%
  ABB (Class B)                               87,700         1,162,239
  Assa Abloy (Class B)                       160,400         1,738,344
  Assa Abloy (Rts) (Class B)                 160,400            34,011
  AstraZeneca Group                           35,087         1,368,099
  Hennes & Mauritz (Series B)                 63,400         1,568,383
  OM Gruppen                                  38,600           436,518
                                                           -----------
                                                             6,307,594
SWITZERLAND -- 10.66%
  Credit Suisse Group                         12,300         2,127,645
  Nestle                                         700         1,260,819
  Pharma Vision 2000 (a)                         600           378,111
  Roche Holdings                                 136         2,238,827
  Roche Holdings Genusschein                     223         2,291,518
  Schweizerische
    Rueckversicherungs-
    Gesellschaft                                 600         1,142,049
  Swisscom (a)                                 2,500           940,454
                                                           -----------
                                                            10,379,423
UNITED KINGDOM -- 20.45%
  BP Amoco (ADR)                               9,300         1,009,050
  Capita Group                                64,300           665,382
  CGU                                         51,000           734,351
  Compass Group                              172,000         1,706,669
  Diageo                                      46,000           483,263
  Dixons Group                                76,000         1,425,561
  Hays                                        87,700           924,807
  HSBC Holdings                               45,600         1,615,795
  Invensys                                   157,000           742,414
  Lloyds TSB Group                            75,600         1,026,602
  Misys                                      116,400           996,272
  Next                                        56,000           679,679
  Provident Financial                         49,100           674,875
  Rentokil Initial                           364,800         1,414,540
  Schroders                                   36,000           726,336
  Securicor                                  104,700           921,712
  Smithkline Beecham                          58,000           754,236
  Tomkins                                    185,000           801,917
  Vodafone AirTouch                           72,500         1,426,191
  WPP Group                                  139,200         1,178,473
                                                           -----------
                                                            19,908,125
                                                           -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $88,971,547)                               92,154,142
----------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                 INTERNATIONAL GROWTH PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
PREFERRED STOCK -- 1.80%
----------------------------------------------------------------------
GERMANY -- 1.80%
  Sap                                          4,400       $ 1,757,600
                                                           -----------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $1,393,219)                                 1,757,600
----------------------------------------------------------------------
CONVERTIBLE CORPORATE BOND -- 0.51%
----------------------------------------------------------------------
UNITED STATES -- 0.51%
  Salomon Smith Barney Holdings
    Inc. (Series H), 5.12% due
    01/21/00 (v)                         $   500,000           497,500
                                                           -----------
TOTAL CONVERTIBLE CORPORATE BOND
(IDENTIFIED COST $500,000)                                     497,500
                                                           -----------
REPURCHASE AGREEMENT -- 3.10%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25% due
    07/01/99
    Collateral: U.S. Treasury Note
    $2,975,000, 7.125% due 02/29/00
    Value $3,150,985                       3,015,000         3,015,000
                                                           -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $3,015,000)                                 3,015,000
----------------------------------------------------------------------

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
TOTAL INVESTMENTS
(IDENTIFIED COST $93,879,766)                              $97,424,242
OTHER ASSETS LESS LIABILITIES -- (0.07)%                       (68,270)
                                                           -----------
NET ASSETS 100%                                            $97,355,972
======================================================================

(a) Non-income producing security.
(v) Variable interest rate security; interest rate is as of June 30, 1999, and is adjusted monthly.
(Rts) Rights
(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

CAYWOOD-SCHOLL CAPITAL MANAGEMENT
SAN DIEGO, CALIFORNIA

Investment Management

     Caywood-Scholl manages approximately $1 billion for institutional clients, and its normal investment minimum is $1 million.

Investment Objective

     The objective of the Enterprise High-Yield Bond Portfolio is to seek maximum current income.

Investment Strategies

     The High-Yield Bond Portfolio invests primarily in high-yield, income-producing U.S. corporate bonds rated B3 to Ba1 by Moody's Investors Service, inc. ("Moody's") or B- to BB+ by Standard & Poor's corporation ("S&P"), which are commonly known as "junk bonds." The Portfolio's investments are selected by the Portfolio Manager after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Portfolio Manager identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high-yield market. Companies near or in bankruptcy are not considered for investment. The Portfolio does not purchase bonds which are rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgement of the Portfolio Manager have characteristics of such lower-grade bonds. Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Portfolio Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20 percent of the Portfolio's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgement of the Portfolio Manager, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income producing cash equivalents.

First Half 1999 Performance Review

     Despite a modest rise in intermediate U.S. Treasury interest rates, high-yield bonds have substantially outperformed most higher-grade fixed-income sectors. The market's fundamentals continue to be overshadowed by weak technicals. Demand for high-yield bonds, like most fixed-income securities, has slackened due to investors' concern over rising U.S. Treasury rates. The good news is high-yield valuations are attractive and fundamentals are sound. More specifically, strong economic conditions have led to mostly positive earnings reports for high-yield issuers. The pace of mergers and acquisitions continues to benefit certain sectors of the market, such as telecommunications, due to the positive event risk. Lastly, the bank loan market and the equity markets have added liquidity to the marketplace, giving high-yield issuers financial flexibility. The single troubling aspect of the market's fundamentals is the increasing default rate which is reducing market liquidity for "problem" companies.

Future Investment Strategy

     The high economic growth rate, coupled with very low inflation is making the fundamental case for high-yield bonds very compelling for upper tier credits.

     The Portfolio will remain broadly diversified with emphasis placed on non-cyclical and higher growth industries such as telecommunications, cable and media. As always, Caywood-Scholl will search for the best "risk adjusted relative value" available in the marketplace.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                           HIGH-YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

CORPORATE BONDS, CONVERTIBLE
SECURITIES, COMMON &              NUMBER OF SHARES OR
PREFERRED STOCKS -- 89.00%         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------
AEROSPACE -- 0.69%
  BE Aerospace Inc.
    9.50% due 11/01/08                $  250,000        $    252,500
  Coltec Industries Inc.
    7.50% due 04/15/08                   600,000             600,000
                                                        ------------
                                                             852,500
APPAREL & TEXTILES -- 0.75%
  Fruit of the Loom Inc.
    8.875% due 04/15/06                1,000,000             917,500
AUTOMOTIVE -- 2.26%
  Avis Rent a Car Inc.
    11.00% due 05/01/09                1,000,000           1,001,250
  Budget Group Inc.
    9.125% due 04/01/06                  750,000             701,250
  Lear Corporation
    7.96% due 05/15/05                   500,000             483,750
  Sonic Automotive Inc. (Series
    B)
    11.00% due 08/01/08                  600,000             592,500
                                                        ------------
                                                           2,778,750
BANKING -- 1.59%
  Bay View Capital Corporation
    9.125% due 08/15/07                  550,000             518,375
  DVI Inc.
    9.875% due 02/01/04                  200,000             194,500
  Imperial Credit Industries
    Inc. (Series B),
    9.875% due 01/15/07                  550,000             438,625
  Western Financial Savings
    BankOrange California,
    8.50% due 07/01/03                   900,000             803,250
                                                        ------------
                                                           1,954,750
BROADCASTING -- 5.25%
  Allbritton Communications
    Company (Series B),
    8.875% due 02/01/08                  450,000             437,625
  Chancellor Media Corporation
    9.00% due 10/01/08                 1,000,000           1,020,000
  Chancellor Media Corporation
    (Series B),
    8.125% due 12/15/07                  500,000             486,250
  Fox Family Worldwide Inc.
    0% due 11/01/07 (c)                  750,000             473,437
  Fox Family Worldwide Inc.
    9.25% due 11/01/07                   750,000             695,625
  Fox/Liberty Networks LLC
    0% due 08/15/07 (c)                2,700,000           2,143,125
  Rogers Communications Inc.
    8.875% due 07/15/07                  500,000             503,750
  Rogers Communications Inc.
    9.125% due 01/15/06                  200,000             203,500
  Sinclair Broadcast Group Inc.
    8.75% due 12/15/07                   500,000             490,000
                                                        ------------
                                                           6,453,312
BUILDING & CONSTRUCTION -- 3.77%
  American Standard Inc.
    7.375% due 02/01/08                2,100,000           1,974,000
  Building Materials Corporation
    America (Series B),
    7.75% due 07/15/05                   550,000             521,125
  Building Materials Corporation
    America (Series B),
    8.00% due 10/15/07                   400,000             382,500
  Nortek Inc.
    8.875% due 08/01/08                  400,000             410,000


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
  Nortek Inc.
    (Series B)
    9.125% due 09/01/07               $  900,000        $    895,500
  Republic Group Inc.
    9.50% due 07/15/08                   450,000             448,875
                                                        ------------
                                                           4,632,000
BUSINESS SERVICES -- 3.08%
  CEX Holdings Inc.
    9.625% due 06/01/08                  600,000             562,500
  Group Maintenance America
    Corporation,
    9.75% due 01/15/09                   850,000             839,375
  Integrated Electric Services
    Inc.,
    9.375% due 02/01/09                1,400,000           1,375,500
  United Rentals Inc.
    8.80% due 08/15/08                   750,000             735,937
  United Rentals Inc. (Series B)
    8.80% due 08/15/08                   275,000             269,844
                                                        ------------
                                                           3,783,156
CABLE -- 7.16%
  Adelphia Communications
    Corporation,
    7.875% due 05/01/09                  250,000             231,875
  Adelphia Communications
    Corporation (Series B),
    9.25% due 10/01/02                   100,000             101,250
  Adelphia Communications
    Corporation (Series B),
    10.50% due 07/15/04                  850,000             909,500
  Bresnan Communications Group
    0% due 02/01/09 (c)                  400,000             260,500
  Bresnan Communications Group
    8.00% due 02/01/09                   200,000             197,500
  Century Communications
    Corporation,
    9.50% due 03/01/05                   400,000             414,000
  Century Communications
    Corporation (Series B),
    Zero Coupon due 01/15/08             850,000             381,438
  Charter Communications
    Holdings
    8.25% due 04/01/07                 1,975,000           1,891,062
  Echostar Corporation
    9.375% due 02/01/09                2,650,000           2,703,000
  Mediacom LLC/Mediacom Capital
    Corporation
    (Series B),
    8.50% due 04/15/08                   550,000             543,125
  Telewest Communications
    0% due 04/15/09 (c)                1,750,000           1,165,937
                                                        ------------
                                                           8,799,187
CHEMICALS -- 1.32%
Huntsman Polymers Corporation
    11.75% due 12/01/04                  250,000             271,250
  Lyondell Chemical Company
    9.625% due 05/01/07                  650,000             666,250
  PCI Chemicals Canada Inc.
    9.25% due 10/15/07                   350,000             296,625
  Pioneer Americas Acquisition
    Corporation (Series B),
    9.25% due 06/15/07                   450,000             385,875
                                                        ------------
                                                           1,620,000

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
COMMUNICATIONS -- 3.31%
  Globalstar LP/Globalstar
    Capital
    10.75% due 11/01/04               $  150,000        $    100,125
  Globalstar LP/Globalstar
    Capital
    11.375% due 02/15/04               1,000,000             687,500
  Globalstar LP/Globalstar
    Capital
    11.50% due 06/01/05               $  250,000             168,750
  Globalstar Telecommunications
    (Wts) (a)                                450              21,066
  Iridium World Communications
    (Wts) (a)                                250                 125
  Level 3 Communications Inc.
    0% due 12/01/08 (c)               $  700,000             431,375
  Level 3 Communications Inc.
    9.125% due 05/01/08                1,325,000           1,305,125
  Loral Space &
    Communication Ltd.
    0% due 01/15/07 (c)               $1,100,000             584,375
  Loral Space & Communication
    Ltd. (Wts) (a)                           600               5,136
  Loral Space &
    Communications Ltd.,
    9.50% due 01/15/06                $  450,000             392,625
  Qwest Communications
    International Inc. (Series
    B),
    0% due 02/01/08 (c)                  500,000             373,125
                                                        ------------
                                                           4,069,327
CONSUMER PRODUCTS -- 3.57%
  Boyds Collection Ltd.
    9.00% due 05/15/08                   478,000             469,635
  Chattem Inc. (Series B)
    8.875% due 04/01/08                1,000,000             987,500
  Corning Consumer Products
    Company (Series B),
    9.625% due 05/01/08                  350,000             318,063
  French Fragrances Inc. (Series
    B),
    10.375% due 05/15/07                 350,000             354,812
  French Fragrances Inc. (Series
    D),
    10.375% due 05/15/07                 200,000             202,750
  Revlon Consumer Products
    Corporation,
    8.625% due 02/01/08                  350,000             326,375
  Scotts Company
    8.625% due 01/15/09                1,000,000             990,000
  Sealy Mattress Company (Series
    B),
    0% due 12/15/07 (c)                1,150,000             743,187
                                                        ------------
                                                           4,392,322
CONTAINERS/PACKAGING -- 3.19%
  Huntsman Packaging Corporation
    9.125% due 10/01/07                  600,000             592,500
  Owens Illinois Inc.
    7.35% due 05/15/08                 1,800,000           1,707,786
  Owens Illinois Inc.
    8.10% due 05/15/07                   550,000             547,591
  Printpack Inc. (Series B)
    9.875% due 08/15/04                  500,000             493,750
  United States Can Corporation
    (Series B),
    10.125% due 10/15/06                 550,000             580,937
                                                        ------------
                                                           3,922,564


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
CRUDE & PETROLEUM -- 0.73%
  Clark Refining & Marketing
    Inc.
    8.875% due 11/15/07               $  250,000        $    213,438
  Trizec Hahn Corporation
    (Series B),
    10.875% due 12/01/05                 800,000             683,000
                                                        ------------
                                                             896,438
ELECTRONICS -- 0.27%
  Axiohm Transaction Solutions
    9.75% due 10/01/07                   500,000             328,750
ENERGY -- 2.26%
  Calpine Corporation
    7.75% due 04/15/09                 1,850,000           1,766,750
  CMS Energy Corporation
    7.50% due 01/15/09                   250,000             237,478
  Nuevo Energy Company (Series
    B)
    8.875% due 06/01/08                  250,000             240,000
  Ocean Energy Inc. (Series B)
    8.375% due 07/01/08                  550,000             533,500
                                                        ------------
                                                           2,777,728
ENTERTAINMENT & LEISURE -- 0.18%
  AMF Bowling Inc.
    Zero Coupon due 05/12/18           1,550,000             218,938
FINANCE -- 2.21%
  PDVSA Finance Ltd. 9.375% due
    11/15/07                             650,000             629,129
  RBF Finance Company
    11.00% due 03/15/06                2,050,000           2,085,875
                                                        ------------
                                                           2,715,004
FOOD & BEVERAGES & TOBACCO -- 1.51%
  Canandaigua Brands Inc.
    8.50% due 03/01/09                   900,000             873,000
  NBTY Inc. (Series B)
    8.625% due 09/15/07                  800,000             707,000
  Twin Laboratories Inc.
    10.25% due 05/15/06                  260,000             276,250
                                                        ------------
                                                           1,856,250
GAMING -- 3.01%
  Boyd Gaming Corporation
    9.50% due 07/15/07                   750,000             748,125
  Circus Circus Enterprises Inc.
    9.25% due 12/01/05                 1,000,000           1,015,000
  Empress Entertainment Inc.
    8.125% due 07/01/06                  800,000             808,000
  Mirage Resorts Inc.
    6.75% due 08/01/07                   200,000             187,536
  Mohegan Tribal Gaming
    Authority
    8.75% due 01/01/09                   450,000             444,375
  Trump Atlantic City Associates
    11.25% due 05/01/06                  550,000             495,000
                                                        ------------
                                                           3,698,036
HEALTH CARE -- 3.98%
  Columbia/HCA Healthcare
    Corporation,
    6.91% due 06/15/05                   700,000             634,676
  Columbia/HCA Healthcare
    Corporation,
    7.00% due 07/01/07                   500,000             435,425
  Columbia/HCA Healthcare
    Corporation,
    7.15% due 03/30/04                   300,000             282,234

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
  Columbia/HCA Healthcare
    Corporation,
    7.25% due 05/20/08                $  250,000        $    218,965
  Dade International Inc.
    (Series B),
    11.125% due 05/01/06                 350,000             378,437
  Fisher Scientific
    International Inc.,
    9.00% due 02/01/08                $1,200,000           1,137,000
  Fresenius Medical Care Capital
    Trust (Preferred Stock)                  150             148,500
  Maxxim Medical Inc.
    10.50% due 08/01/06               $  650,000             697,125
  PHP Healthcare Corporation
    6.50% due 12/15/02 (b)(d)            550,000               5,500
  Quest Diagnostics Inc.
    10.75% due 12/15/06                  600,000             660,750
  Tenet Healthcare Corporation
    8.125% due 12/01/08                  300,000             288,657
                                                        ------------
                                                           4,887,269
HOTELS & RESTAURANTS -- 2.45%
  Foodmaker Corporation (Series
    B)
    9.75% due 11/01/03                   250,000             258,168
  Foodmaker Inc.
    8.375% due 04/15/08                  950,000             931,000
  Hammon (John Q.) Hotels
    8.875% due 02/15/04                  250,000             232,500
  Host Marriott LP
    8.375% due 02/15/06                1,000,000             962,500
  Perkins Family Restaurant
    (Series B),
    10.125% due 12/15/07                 600,000             631,500
                                                        ------------
                                                           3,015,668
MACHINERY -- 2.02%
  Applied Power Inc.
    8.75% due 04/01/09                 1,000,000             967,500
  Columbus McKinnon Corporation
    8.50% due 04/01/08                   500,000             486,250
  Navistar International
    Corporation (Series B),
    8.00% due 02/01/08                 1,000,000           1,035,000
                                                        ------------
                                                           2,488,750
MEDICAL SERVICES -- 1.36%
  Quest Diagnostic Inc.
    9.875% due 07/01/09                  750,000             753,750
  Triad Hospitals Holdings Inc.
    11.00% due 05/15/09                  900,000             915,750
                                                        ------------
                                                           1,669,500
METALS & MINING -- 2.68%
  AK Steel Corporation
    7.875% due 02/15/09                1,500,000           1,451,250
  AK Steel Corporation
    9.125% due 12/15/06                  450,000             462,375
  Kaiser Aluminum & Chemical
    Corporation (Series D),
    10.875% due 10/15/06                 250,000             260,625
  Oregon Steel Mills Inc.
    11.00% due 06/15/03                  250,000             265,625
  WCI Steel Inc. (Series B)
    10.00% due 12/01/04                  700,000             712,250
  WHX Corporation
    10.50% due 04/15/05                  150,000             142,125
                                                        ------------
                                                           3,294,250


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
OIL SERVICES -- 0.56%
  Gulf Canada Resources Ltd.
    8.375% due 11/15/05               $  700,000        $    694,750
PAPER & FOREST PRODUCTS -- 1.27%
  Buckeye Cellulose Corporation
    8.50% due 12/15/05                   550,000             554,125
  Buckeye Technologies Inc.
    8.00% due 10/15/10                   650,000             628,875
  SD Warren Company (Series B)
    12.00% due 12/15/04                  350,000             377,125
                                                        ------------
                                                           1,560,125
PHARMACEUTICALS -- 1.76%
  Biovail Corporation
    International New,
    10.875% due 11/15/05               1,100,000           1,126,125
  King Pharmaceutical Inc.
    10.75% due 02/15/09                1,000,000           1,032,500
                                                        ------------
                                                           2,158,625
PRINTING & PUBLISHING -- 1.84%
  Nebraska Book Company Inc.
    8.75% due 02/15/08                   650,000             598,813
  TV Guide Inc.
    8.125% due 03/01/09                1,750,000           1,658,125
                                                        ------------
                                                           2,256,938
REAL ESTATE -- 0.62%
  Crown Castle International
    Corporation,
    0% due 11/15/07 (c)                1,100,000             763,125
RESTAURANTS -- 0.17%
  CKE Restaurants Inc.
    9.125% due 05/01/09                  225,000             215,100
RETAIL -- 1.94%
  Charming Shoppes Inc.
    7.50% due 07/15/06                   350,000             350,437
  Cole National Group Inc.
    8.625% due 08/15/07                  850,000             788,375
  Michaels Stores Inc.
    6.75% due 01/15/03 (c)                75,000              76,969
  Nine West Group Inc.
    5.50% due 07/15/03                   150,000             150,188
  Randalls Food Markets Inc.
    (Series B),
    9.375% due 07/01/07                  950,000           1,014,125
                                                        ------------
                                                           2,380,094
TELECOMMUNICATIONS -- 14.23%
  21st Century Telecom Group
    Inc. 0% due 02/15/08 (c)             850,000             358,063
  CCPR Services Inc.
    10.00% due 02/01/07                  650,000             718,250
  Crown Castle International
    Corporation,
    9.00% due 05/15/11                $  400,000             392,000
  E. Spire Communications Inc.
    (Wts) (a)                                300              17,230
  Firstworld Communications Inc.
    0% due 04/15/08 (c)               $  300,000             162,375
  Firstworld Communications Inc.
    (Wts)(a)(d)                              300                  --
  Flag Ltd.
    8.25% due 01/30/08                $1,050,000             989,625
  Global Crossings Holdings Ltd.
    9.625% due 05/15/08                  400,000             425,000
  ICG Holdings Inc.
    0% due 05/01/06 (c)                  700,000             559,125

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
  ICG Services Inc.
    0% due 02/15/08 (c)               $  250,000        $    157,500
  ICO Global Communication
    15.00% due 08/01/05                  200,000              82,000
  Intermedia Communications Inc.
    (Series B),
    0% due 07/15/07 (c)                  250,000             178,437
  Intermedia Communications Inc.
    (Series B),
    8.50% due 01/15/08                   575,000             526,125
  McLeodUSA Inc.
    0% due 03/01/07 (c)                1,000,000             761,250
  McLeodUSA Inc.
    8.125% due 02/15/09                1,000,000             937,500
  Metromedia Fiber Network Inc.
    10.00% due 11/15/08                  350,000             359,625
  Metronet Communications
    Corporation,
    0% due 11/01/07 (c)               $  500,000             401,250
  Metronet Communications
    Corporation (Wts) (a)                    100              10,898
  Nextel Communications Inc.
    0% due 09/15/07 (c)               $2,900,000           2,061,125
  Nextlink Communications Inc.
    0% due 04/15/08 (c)                1,200,000             697,500
  Nextlink Communications Inc.
    10.75% due 11/15/08                  750,000             768,750
  Omnipoint Corporation (Series
    A)
    11.625% due 08/15/06                 200,000             206,500
  Orange
    8.00% due 08/01/08                $1,250,000           1,193,750
  Pagemart Nationwide Inc.                   875               6,617
  Panamsat Corporation
    6.375% due 01/15/08               $1,000,000             916,930
  Pathnet Inc.
    12.25% due 04/15/08               $  250,000             144,375
  Pathnet Inc. (Wts.)(a)(d)                  250                  --
  RCN Corporation
    0% due 10/15/07 (c)               $  800,000             537,000
  RCN Corporation (Series B)
    0% due 02/15/08 (c)                  650,000             411,938
  Rogers Cantel Inc.
    8.80% due 10/01/07                   850,000             858,500
  Sprint Spectrum LP
    0% due 08/15/06 (c)                  450,000             407,250
  Telecorp PCS Inc.
    0% due 04/15/09 (c)                1,000,000             558,750
  Teligent Inc.
    11.50% due 12/01/07                  250,000             256,250
  Winstar Communications Inc.
    10.00% due 03/15/08                  850,000             750,125
  Winstar Equipment Corporation
    12.50% due 03/15/04                  650,000             679,250
                                                        ------------
                                                          17,490,863
TEXTILES -- 4.04%
  Phillips Van Heusen
    Corporation
    9.50% due 05/01/08                   900,000             901,125
  Pillowtex Corporation (Series
    B)
    9.00% due 12/15/07                   350,000             336,875
  Polymer Group Inc. (Series B)
    8.75% due 03/01/08                   250,000             241,875
  Polymer Group Inc. (Series B)
    9.00% due 07/01/07                   600,000             586,500
  Westpoint Stevens Inc.
    7.875% due 06/15/08                2,450,000           2,370,375


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
  William Carter Company (Series
    A),
    10.375% due 12/01/06              $  500,000        $    523,750
                                                        ------------
                                                           4,960,500
TRANSPORTATION -- 1.22%
  Eletson Holdings Inc.
    9.25% due 11/15/03                   350,000             333,375
  Northwest Airlines Inc.
    8.52% due 04/07/04                 1,000,000             977,900
  TBS Shipping International
    Ltd.
    10.00% due 05/01/05 (b)              550,000             191,125
                                                        ------------
                                                           1,502,400
TRAVEL/ENTERTAINMENT/LEISURE -- 0.20%
  International Game Technology
    7.875% due 05/15/04                  250,000             245,000
UTILITIES -- 1.08%
  Aes Corporation
    9.50% due 06/01/09                   750,000             770,625
  Cogentrix Energy Inc.
    8.75% due 10/15/08                   150,000             151,875
  Ferrellgas Partners LP (Series
    B),
    9.375% due 06/15/06                  300,000             299,250
  Midland Funding Corporation
    (Series C-94),
    10.33% due 07/23/02                  101,961             107,696
                                                        ------------
                                                           1,329,446
WASTE MANAGEMENT -- 1.06%
  Allied Waste North America
    7.625% due 01/01/06                  700,000             651,000
  Allied Waste North America
    7.875% due 01/01/09                  700,000             648,375
                                                        ------------
                                                           1,299,375
WIRELESS COMMUNICATIONS -- 0.41%
  Clearnet Communications Inc.
    0% due 05/01/09 (c)                  900,000             507,375
                                                        ------------

TOTAL CORPORATE BONDS, CONVERTIBLE
SECURITIES, COMMON & PREFERRED STOCKS
(IDENTIFIED COST $114,430,647)                           109,385,665
--------------------------------------------------------------------
FOREIGN BONDS -- 6.02%
--------------------------------------------------------------------
APPAREL & TEXTILES -- 0.18%
  Reliance Industries Ltd.
    8.25% due 01/15/27                   250,000             223,935
BASIC INDUSTRIES -- 1.13%
  Cemex 12.75% due 07/15/06              900,000           1,019,250
  Cemex International Capital
    Inc. 9.66% due 12/29/49              400,000             371,000
                                                        ------------
                                                           1,390,250
BROADCASTING -- 1.21%
  Grupo Televisa (Series A)
    11.375% due 05/15/03                 450,000             459,414
  Grupo Televisa
    11.875% due 05/15/06                 350,000             359,625
  Satelites Mexicanos
    10.125% due 11/01/04                 650,000             518,375
  TV Azteca
    10.50% due 02/15/07                  200,000             152,500
                                                        ------------
                                                           1,489,914

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----
CONTAINERS/PACKAGING -- 0.75%
  Viacap
    11.375% due 05/15/07              $1,000,000        $    920,250

ENERGY -- 0.61%
  Petroleos Mexicanos
    8.85% due 09/15/07                   250,000             222,500
  YPF Sociedad Anonima
    9.125% due 02/24/09                  500,000             527,010
                                                        ------------
                                                             749,510
GOVERNMENT BOND -- 1.65%
  Republic of Argentina
    12.125% due 02/25/19                 250,000             224,688
  Republic of Argentina Global
    (Series BGL4),
    11.00% due 10/09/06                1,000,000             928,750
  Republic of Turkey
    10.00% due 09/19/07                  200,000             184,068
  United Mexican States
    8.625% due 03/12/08                  450,000             416,250
  United Mexican States
    10.375% due 02/17/09                 250,000             265,937
                                                        ------------
                                                           2,019,693
PAPER & FOREST PRODUCTS -- 0.38%
  Indah Kiat Finance Mauritius
    Ltd.,
    10.00% due 07/01/07                  250,000             174,375
  Indah Kiat International
    Finance Co. (Series B),
    11.875% due 06/15/02                 100,000              82,905
  Pindo Deli Finance Mauritius
    Ltd.,
    10.75% due 10/01/07                  300,000             210,750
                                                        ------------
                                                             468,030
TRANSPORTATION -- 0.11%
  TFM
    10.25% due 06/15/07                  150,000             130,125
                                                        ------------

TOTAL FOREIGN BONDS
(IDENTIFIED COST $7,951,264)                               7,391,707
--------------------------------------------------------------------


                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT        VALUE
                                   ----------------        -----

U.S. TREASURY NOTES -- 1.20%
--------------------------------------------------------------------
  U.S. Treasury Note
    4.50% due 01/31/01                $1,000,000        $    985,580
  U.S. Treasury Note
    5.50% due 05/15/09                   500,000             489,225
                                                        ------------

TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $1,477,199)                               1,474,805
--------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.38%
--------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    4.25% due 07/01/99
    Collateral: U.S. Treasury
    Note $2,890,000,
    7.125% due 02/29/00
    Value $3,060,957                   2,930,000           2,930,000
                                                        ------------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $2,930,000 )                              2,930,000
--------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $126,789,110)                          $121,182,177
OTHER ASSETS LESS LIABILITIES -- 1.40%                     1,721,497
                                                        ------------
NET ASSETS 100%                                         $122,903,674
====================================================================

(a) Non-income producing security.
(b) In bankruptcy; Portfolio has ceased accrual of interest.
(c) Step Bond - Coupon increases periodically based upon predetermined schedule.
(d) Security is fair valued at June 30, 1999.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

OPCAP ADVISORS, INC.
NEW YORK, NEW YORK

Investment Management

     OpCap Advisors, a wholly owned subsidiary of Oppenheimer Capital, became Portfolio Manager to the Enterprise Managed Portfolio on October 1, 1994. Oppenheimer Capital manages approximately $60 billion for institutional clients, and its normal investment minimum is $20 million.

Investment Objective

     The objective of the Enterprise Managed Portfolio is to seek growth of capital over time.

Investment Strategies

     The Managed Portfolio invests in a diversified portfolio of common stocks, bonds and cash equivalents. The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Portfolio Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Portfolio's assets that may, at any given time, be invested in any specific types of investments. However, the Portfolio invests primarily in equity securities at times when the Portfolio Manager believes that the best investment values are available in the equity markets. The Portfolio may invest almost all of its assets in high-quality short-term money market and cash equivalent securities when the Portfolio Manager deems it advisable to preserve capital. Consequently, while the Portfolio will earn income to the extent it is invested in bonds or cash equivalents, the Portfolio does not have any specific income objective. The bonds in which the Portfolio may invest will normally be investment grade intermediate to long-term U.S. Government and corporate debt.

First Half 1999 Performance Review

     Value stocks came back to life in the first half of 1999. Value stocks include those judged to be trading at market prices well below the inherent value of the business, while growth stocks include those believed to have excellent long-term earnings growth prospects. After an extended period in which stock market gains were driven by a limited number of technology and large-cap growth issues, market leadership broadened to include undervalued stocks with strong business fundamentals of the type owned by the Portfolio.

     Despite their gains in the second quarter, the types of value stocks in which the Portfolio invests continue to trade at a significant discount to large-cap growth stocks and the market in general. OpCap believes this bodes well for its value style in the months ahead.

Future Investment Strategy

     OpCap continues to look for -- and find -- great companies with strong, sustainable cash flows; high competitive barriers; and rational managements with proven track records who are dedicated to shareholder value.

     OpCap believes a long-term perspective and emphasis on buying superior undervalued businesses provide a competitive advantage as the market moves away from highly priced growth stocks toward a renewed recognition of the enduring value of a company's earnings, cash flow and competitiveness.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                  NUMBER OF SHARES OR
    COMMON STOCKS -- 84.23%        PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------
AEROSPACE -- 3.74%
  Boeing Company                        1,989,600       $   87,915,450
  United Technologies
    Corporation                           200,000           14,337,500
                                                        --------------
                                                           102,252,950
BANKING -- 9.61%
  BankBoston Corporation                  930,000           47,546,250
  M & T Bank Corporation                  117,000           64,350,000
  Wells Fargo & Company                 3,530,000          150,907,500
                                                        --------------
                                                           262,803,750
BROADCASTING -- 6.89%
  Chancellor Media Corporation
    (a)                                   575,600           31,729,950
  News Corporation Ltd. (ADR)           2,678,800           84,549,625
  Time Warner Inc.                        980,300           72,052,050
                                                        --------------
                                                           188,331,625
CHEMICALS -- 6.11%
  Du Pont (E. I.) De Nemours &
    Company                             1,650,000          112,715,625
  Monsanto Company                      1,380,000           54,423,750
                                                        --------------
                                                           167,139,375
COMPUTER HARDWARE -- 1.29%
  Compaq Computer Corporation           1,485,000           35,175,938
COMPUTER SOFTWARE -- 4.89%
  Cadence Design Systems Inc.
    (a)                                 1,109,300           14,143,575
  Computer Associates
    International Inc.                  2,175,000          119,625,000
                                                        --------------
                                                           133,768,575
CONGLOMERATES -- 4.69%
  Minnesota Mining &
    Manufacturing Company               1,050,000           91,284,375
  Textron Inc.                            450,000           37,040,625
                                                        --------------
                                                           128,325,000
CONSUMER PRODUCTS -- 0.58%
  Mattel Inc.                             600,000           15,862,500
ELECTRICAL EQUIPMENT -- 0.23%
  Emerson Electric Company                100,000            6,287,500
FINANCE -- 8.58%
  Citigroup Inc.                        3,843,750          182,578,125
  Household International Inc.          1,100,000           52,112,500
                                                        --------------
                                                           234,690,625
FOOD & BEVERAGES & TOBACCO -- 3.10%
  Diageo (ADR)                          1,968,800           84,658,400
HOTELS & RESTAURANTS -- 6.34%
  McDonald's Corporation                4,200,000          173,512,500
INSURANCE -- 1.46%
  ACE Ltd.                              1,416,500           40,016,125
MACHINERY -- 2.57%
  Caterpillar Inc.                      1,173,000           70,380,000
MANUFACTURING -- 2.76%
  Avery Dennison Corporation               50,000            3,018,750
  ITT Industries Inc.                   1,900,000           72,437,500
                                                        --------------
                                                            75,456,250
MISC. FINANCIAL
  SERVICES -- 5.09%
  Freddie Mac                           2,400,000          139,200,000

                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT         VALUE
                                  -------------------       -----
PROPERTY-CASUALTY INSURANCE -- 2.83%
  XL Capital Ltd. (Class A)             1,372,428       $   77,542,182
PAPER & FOREST PRODUCTS -- 1.50%
  Champion International
    Corporation                           854,500           40,909,188
PHARMACEUTICALS -- 2.10%
  American Home Products
    Corporation                           997,000           57,327,500
PRINTING & PUBLISHING -- 1.72%
  Donnelley (R. R.) & Sons
    Company                             1,271,200           47,113,850
REAL ESTATE -- 0.79%
  Security Capital Group Inc.
    (Class A) (a)                          33,152           21,548,800
TELECOMMUNICATIONS -- 5.34%
  Motorola Inc.                           643,000           60,924,250
  Sprint Corporation                    1,610,200           85,038,687
                                                        --------------
                                                           145,962,937
TRANSPORTATION -- 2.02%
  UAL Corporation (a)                     850,000           55,250,000
                                                        --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,670,447,010)                         2,303,515,570
----------------------------------------------------------------------
U.S. TREASURY NOTES -- 5.79%
----------------------------------------------------------------------
  U.S. Treasury Note 6.50% due
    05/15/05                         $150,000,000          154,230,000
  U.S. Treasury Note 7.875% due
    08/15/01                            3,952,500            4,126,647
                                                        --------------
TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $163,612,150)                             158,356,647
----------------------------------------------------------------------
COMMERCIAL PAPER -- 8.21%
----------------------------------------------------------------------
  Ford Motor Credit Company
    5.13% due 08/02/99                 50,000,000           49,772,000
  General Motors Acceptance
    Corporation, 4.76% due
    07/06/99                           50,000,000           49,966,944
  Morgan Stanley Dean Witter
    4.79% due 07/06/99                 25,000,000           24,983,368
  Prudential Funding Corporation
    4.85% due 07/14/99                 50,000,000           49,912,431
  IBM Credit Corporation 5.00%
    due 07/23/99                       50,000,000           49,847,222
                                                        --------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $224,481,965)                             224,481,965
----------------------------------------------------------------------
SHORT-TERM GOVERNMENT SECURITIES -- 1.09%
----------------------------------------------------------------------
  Federal National Mortgage
    Association Discount Note,
    4.76% due 07/16/99                 30,000,000           29,940,500
                                                        --------------
TOTAL SHORT-TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $29,940,500)                               29,940,500
----------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                        MANAGED PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1999

                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT         VALUE
                                  -------------------       -----
REPURCHASE AGREEMENT -- 0.37%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 4.25%
    due 07/01/99
    Collateral: U.S. Treasury
    Note $9,745,000, 8.75% due
    08/15/00
    Value $10,719,840                $ 10,195,000       $   10,195,000
                                                        --------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $10,195,000)                               10,195,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $2,098,676,625)                        $2,726,489,682
OTHER ASSETS LESS LIABILITIES -- 0.31%                       8,359,419
                                                        --------------
NET ASSETS 100%                                         $2,734,849,101
======================================================================

(a) Non-income producing security.
(ADR) American Depository Receipt.

                       See notes to financial statements.

                      (This page intentionally left blank)

                         ENTERPRISE ACCUMULATION TRUST

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 1999

                                                                                   GROWTH AND
                                                                 GROWTH              INCOME               EQUITY
                                                               PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                              ------------       ---------------       ------------
                          ASSETS:
Investments, at value.......................................  $118,176,599         $31,476,692         $662,626,428
Receivable for investments sold.............................            --                  --            3,104,211
Receivable for fund shares sold.............................     2,139,922             434,710              632,876
Dividends and interest receivable...........................        61,423               8,911              583,506
Due from investment adviser.................................            --                  --                   --
Forward currency contracts (net) receivable.................            --                  --                   --
Cash and other assets.......................................         3,249               1,513            2,008,592
                                                              ------------         -----------         ------------
          Total assets......................................   120,381,193          31,921,826          668,955,613
                                                              ------------         -----------         ------------
                        LIABILITIES:
Payable for investments purchased...........................     4,067,482             559,362            4,696,296
Payable for fund shares redeemed............................       158,533               4,717              484,935
Investment advisory fees payable............................        60,622              15,926              423,847
Accrued expenses and other liabilities......................        29,981              18,370              211,359
                                                              ------------         -----------         ------------
          Total liabilities.................................     4,316,618             598,375            5,816,437
                                                              ------------         -----------         ------------
               NET ASSETS...................................   116,064,575          31,323,451          663,139,176
                                                              ============         ===========         ============
NET ASSETS:
Paid-in capital.............................................   111,907,291          28,701,153          425,072,852
Undistributed (accumulated) net investment income (loss)....       117,920              62,151           11,217,435
Undistributed (accumulated) net realized gain (loss) on
  investments and futures...................................      (422,274)             (9,835)          74,101,006
Unrealized appreciation (depreciation) on investments and
  foreign currency denominated amounts......................     4,461,638           2,569,982          152,747,883
                                                              ------------         -----------         ------------
               TOTAL NET ASSETS.............................  $116,064,575         $31,323,451         $663,139,176
                                                              ============         ===========         ============
Fund shares outstanding.....................................    19,825,108           5,197,049           16,601,197
                                                              ------------         -----------         ------------
Net asset value per share...................................         $5.85               $6.03               $39.95
                                                                     =====               =====               ======
INVESTMENTS AT COST.........................................  $113,714,961         $28,906,710         $509,878,545

                       See notes to financial statements.

                      CAPITAL      SMALL COMPANY   SMALL COMPANY   INTERNATIONAL    HIGH-YIELD
    EQUITY INCOME   APPRECIATION      GROWTH           VALUE          GROWTH           BOND          MANAGED
      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
    -------------   ------------   -------------   -------------   -------------   ------------   --------------
     $13,888,469    $12,401,363     $5,798,698     $451,345,316     $97,424,242    $121,182,177   $2,726,489,682
              --        234,720        150,966           81,942         458,971         458,396               --
         201,969        165,185         27,618          605,817         500,780         216,272        1,744,045
          16,046          1,780             --          178,638         166,049       2,711,331        2,428,035
             994             --          1,619               --              --              --               --
              --             --             --               --         378,055              --               --
       1,115,221          2,261            828            5,827           8,305           2,839        8,476,247
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
      15,222,699     12,805,309      5,979,729      452,217,540      98,936,402     124,571,015    2,739,138,009
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
         960,088        121,755         63,572        1,882,957       1,323,775       1,348,151               --
           2,360         34,326         24,014          717,237          81,452         197,681        1,746,966
           6,702          6,145          3,631          288,410          66,581          60,249        1,614,257
          15,485         14,838         12,925          152,000         108,622          61,260          927,685
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
         984,635        177,064        104,142        3,040,604       1,580,430       1,667,341        4,288,908
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
      14,238,064     12,628,245      5,875,587      449,176,936      97,355,972     122,903,674    2,734,849,101
     ===========    ===========     ==========     ============     ===========    ============   ==============
      13,664,352     11,884,315      5,107,508      296,526,713      84,124,314     128,596,276    1,551,869,307
           1,251        (12,882)       (10,614)       2,524,302       1,392,390              --       63,514,213
         (19,091)       (16,047)        29,473       57,899,603       7,907,742         (85,669)     491,652,524
         591,552        772,859        749,220       92,226,318       3,931,526      (5,606,933)     627,813,057
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
     $14,238,064    $12,628,245     $5,875,587     $449,176,936     $97,355,972    $122,903,674   $2,734,849,101
     ===========    ===========     ==========     ============     ===========    ============   ==============
       2,518,830      2,058,053        938,085       14,414,634      14,225,390      23,414,570       62,753,015
     -----------    -----------     ----------     ------------     -----------    ------------   --------------
           $5.65          $6.14          $6.26           $31.16           $6.84          $5.25           $43.58
          ======         ======        =======          =======          ======          =====           ======
     $13,296,917    $11,628,504     $5,049,478     $359,118,998     $93,879,766    $126,789,110   $2,098,676,625

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                         SIX MONTHS ENDED JUNE 30, 1999

                                                                                   GROWTH
                                                                GROWTH           AND INCOME           EQUITY
                                                              PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                              ----------         ----------         -----------
INVESTMENT INCOME:
     Dividends..............................................  $  145,933         $   48,852(1)      $ 4,175,068(1)
     Interest...............................................     177,906             75,109           1,445,550
                                                              ----------         ----------         -----------
          Total income......................................     323,839            123,961           5,620,618
                                                              ----------         ----------         -----------
EXPENSES:
     Investment advisory fees...............................     171,599             44,150           2,469,230
     Custodian and fund accounting fees.....................      14,054              7,033              44,993
     Reports and notices to shareholders....................       6,508              1,446              58,222
     Trustees' fees and expenses............................       2,753              2,761               2,512
     Audit and legal fees...................................      10,030              7,916              17,445
     Miscellaneous..........................................         975                462               6,378
                                                              ----------         ----------         -----------
          Total expenses....................................     205,919             63,768           2,598,780
                                                              ----------         ----------         -----------
       Less: Expense reimbursement..........................          --             (1,958)                 --
                                                              ----------         ----------         -----------
       Total expenses, net of expense reimbursement.........     205,919             61,810           2,598,780
                                                              ----------         ----------         -----------
            NET INVESTMENT INCOME (LOSS)....................     117,920             62,151           3,021,838
                                                              ----------         ----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET:
     Net realized gain (loss) on investments................    (422,176)           (10,057)         30,495,087
     Net realized gain (loss) on foreign currency
       transactions.........................................          --                 --                  --
                                                              ----------         ----------         -----------
     Net realized gain (loss) on investments................    (422,176)           (10,057)         30,495,087
     Net change in unrealized gain (loss) on investments and
       foreign currency related transactions................   4,413,464          2,558,613          19,372,841
                                                              ----------         ----------         -----------
          Net realized and unrealized gain (loss) on
            investments.....................................   3,991,288          2,548,556          49,867,928
                                                              ----------         ----------         -----------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS......................................  $4,109,208         $2,610,707         $52,889,766
                                                              ==========         ==========         ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

(1) Net of foreign taxes withheld of $333 for Growth and Income, $9,807 for Equity, $129 for Equity Income, $123,204 for International Growth and $144,921 for Managed, respectively.

                      CAPITAL      SMALL COMPANY   SMALL COMPANY   INTERNATIONAL   HIGH-YIELD
    EQUITY INCOME   APPRECIATION      GROWTH           VALUE          GROWTH          BOND         MANAGED
      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
    -------------   ------------   -------------   -------------   -------------   -----------   ------------
      $ 49,617(1)     $  4,540       $  2,275       $ 1,710,365     $   941,852(1) $     9,000   $ 16,500,830(1)
         4,685          12,574          3,200           322,492          62,416      5,418,154     10,987,794
      --------        --------       --------       -----------     -----------    -----------   ------------
        54,302          17,114          5,475         2,032,857       1,004,268      5,427,154     27,488,624
      --------        --------       --------       -----------     -----------    -----------   ------------
        19,021          17,306         11,492         1,674,337         397,673        355,750      9,763,570
         7,823           4,503          6,065            44,894          90,281         25,870        167,749
           656             628            341            38,429           8,478         11,324        243,068
         2,762           2,762          2,763             2,187             802            865         10,484
         7,881           7,877          7,865            13,254           6,890         12,346         62,669
           462             462            462             4,519             901            797         31,427
      --------        --------       --------       -----------     -----------    -----------   ------------
        38,605          33,538         28,988         1,777,620         505,025        406,952     10,278,967
      --------        --------       --------       -----------     -----------    -----------   ------------
       (11,975)         (3,542)       (12,899)               --              --             --             --
      --------        --------       --------       -----------     -----------    -----------   ------------
        26,630          29,996         16,089         1,777,620         505,025        406,952     10,278,967
      --------        --------       --------       -----------     -----------    -----------   ------------
        27,672         (12,882)       (10,614)          255,237         499,243      5,020,202     17,209,657
      --------        --------       --------       -----------     -----------    -----------   ------------
       (19,091)        (15,819)        30,326        31,452,141      10,952,848     (1,156,979)   104,629,952
            --              --             --                --      (3,356,491)            --             --
      --------        --------       --------       -----------     -----------    -----------   ------------
       (19,091)        (15,819)        30,326        31,452,141       7,596,357     (1,156,979)   104,629,952
       585,180         734,691        715,969        23,811,524      (6,670,492)    (2,026,793)    72,546,282
      --------        --------       --------       -----------     -----------    -----------   ------------
       566,089         718,872        746,295        55,263,665         925,865     (3,183,772)   177,176,234
      --------        --------       --------       -----------     -----------    -----------   ------------
      $593,761        $705,990       $735,681       $55,518,902     $ 1,425,108    $ 1,836,430   $194,385,891
      ========        ========       ========       ===========     ===========    ===========   ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                        GROWTH PORTFOLIO         GROWTH AND INCOME PORTFOLIO            EQUITY PORTFOLIO
                                   ---------------------------   ----------------------------   ---------------------------------
                                   (UNAUDITED)                   (UNAUDITED)                     (UNAUDITED)
                                    SIX MONTHS                    SIX MONTHS                     SIX MONTHS
                                      ENDED        YEAR ENDED       ENDED        YEAR ENDED         ENDED          YEAR ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,        DECEMBER 31,
                                       1999           1998           1999           1998            1999              1998
                                   ------------   ------------   ------------   -------------   -------------   -----------------
OPERATIONS:
  Net investment income (loss)...  $    117,920    $     (159)   $    62,151      $   (116)     $   3,021,838     $   8,195,694
  Net realized gain (loss) on
     investments.................      (422,176)          (98)       (10,057)          338         30,495,087        43,607,008
  Net change in unrealized gain
     (loss) on investments.......     4,413,464        48,174      2,558,613        11,369         19,372,841        (4,143,581)
                                   ------------    ----------    -----------      --------      -------------     -------------
     Net increase in net assets
       resulting from
       operations................     4,109,208        47,917      2,610,707        11,591         52,889,766        47,659,121
                                   ------------    ----------    -----------      --------      -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment income..........            --            --             --            --                 --        (5,906,264)
  Net realized gains.............            --            --             --            --                 --       (21,596,997)
                                   ------------    ----------    -----------      --------      -------------     -------------
       Total dividends and
          distributions to
          shareholders...........            --            --             --            --                 --       (27,503,261)
                                   ------------    ----------    -----------      --------      -------------     -------------
FUND SHARE TRANSACTIONS:
  Net proceeds from sales........   121,433,827     1,906,210     30,513,488       525,993         97,638,921       259,368,662
  Reinvestment of dividends and
     distributions...............            --            --             --            --                 --        27,503,261
  Cost of shares redeemed........   (11,421,915)      (10,672)    (2,338,232)          (96)      (108,727,167)     (203,493,446)
                                   ------------    ----------    -----------      --------      -------------     -------------
     Net increase in net assets
       from fund share
       transactions..............   110,011,912     1,895,538     28,175,256       525,897        (11,088,246)       83,378,477
                                   ------------    ----------    -----------      --------      -------------     -------------
       Total increase in net
          assets.................   114,121,120     1,943,455     30,785,963       537,488         41,801,520       103,534,337
NET ASSETS:
  Beginning of period............     1,943,455            --        537,488            --        621,337,656       517,803,319
                                   ------------    ----------    -----------      --------      -------------     -------------
  End of period..................  $116,064,575    $1,943,455    $31,323,451      $537,488      $ 663,139,176     $ 621,337,656
                                   ============    ==========    ===========      ========      =============     =============
SHARES ISSUED AND REDEEMED:
  Issued.........................    21,479,709       371,167      5,505,552       105,232          2,598,088         7,038,795
  Issued in reinvestment of
     dividends and
     distributions...............            --            --             --            --                 --           749,816
  Redeemed.......................    (2,023,669)       (2,099)      (413,716)          (19)        (2,873,035)       (5,670,766)
                                   ------------    ----------    -----------      --------      -------------     -------------
     Net increase................    19,456,040       369,068      5,091,836       105,213           (274,947)        2,117,845
                                   ============    ==========    ===========      ========      =============     =============

                       See notes to financial statements.

                                                                     SMALL COMPANY GROWTH
     EQUITY INCOME PORTFOLIO     CAPITAL APPRECIATION PORTFOLIO           PORTFOLIO            SMALL COMPANY VALUE PORTFOLIO
    --------------------------   ------------------------------   --------------------------   ------------------------------
    (UNAUDITED)                   (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)
    SIX MONTHS                    SIX MONTHS                      SIX MONTHS                    SIX MONTHS
       ENDED       YEAR ENDED        ENDED         YEAR ENDED        ENDED       YEAR ENDED        ENDED         YEAR ENDED
     JUNE 30,     DECEMBER 31,     JUNE 30,       DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,       DECEMBER 31,
       1999           1998           1999             1998           1999           1998           1999             1998
    -----------   ------------   -------------   --------------   -----------   ------------   -------------   --------------
    $    27,672     $    127      $   (12,882)      $   (234)     $  (10,614)     $   (327)    $    255,237    $   2,269,126
        (19,091)          --          (15,819)          (227)         30,326          (853)      31,452,141       25,594,861
        585,180        6,372          734,691         38,168         715,969        33,251       23,811,524        1,607,587
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
        593,761        6,499          705,990         37,707         735,681        32,071       55,518,902       29,471,574
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
        (26,548)          --               --             --              --            --               --       (1,050,835)
             --           --               --             --              --            --               --      (24,299,778)
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
        (26,548)          --               --             --              --            --               --      (25,350,613)
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
     13,884,717      458,517       12,597,101        473,649       5,316,372       436,953       68,274,155      176,919,909
         26,548           --               --             --              --            --               --       25,350,613
       (705,368)         (62)      (1,186,102)          (100)       (645,350)         (140)     (81,417,240)    (164,856,185)
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
     13,205,897      458,455       11,410,999        473,549       4,671,022       436,813      (13,143,085)      37,414,337
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
     13,773,110      464,954       12,116,989        511,256       5,406,703       468,884       42,375,817       41,535,298
        464,954           --          511,256             --         468,884            --      406,801,119      365,265,821
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
    $14,238,064     $464,954      $12,628,245       $511,256      $5,875,587      $468,884     $449,176,936    $ 406,801,119
    ===========     ========      ===========       ========      ==========      ========     ============    =============
      2,551,766       91,309        2,168,894         91,765         967,636        85,890        2,376,049        6,367,246
          4,699           --               --             --              --            --               --          967,950
       (128,932)         (12)        (202,588)           (18)       (115,414)          (27)      (2,829,589)      (6,146,963)
    -----------     --------      -----------       --------      ----------      --------     ------------    -------------
      2,427,533       91,297        1,966,306         91,747         852,222        85,863         (453,540)       1,188,233
    ===========     ========      ===========       ========      ==========      ========     ============    =============

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                            INTERNATIONAL GROWTH PORTFOLIO       HIGH-YIELD BOND PORTFOLIO              MANAGED PORTFOLIO
                            -------------------------------   -------------------------------   ---------------------------------
                              (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
                            SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,       JUNE 30,        DECEMBER 31,
                                  1999             1998             1999             1998             1999              1998
                            ----------------   ------------   ----------------   ------------   ----------------   --------------
OPERATIONS:
  Net investment income
     (loss)...............    $    499,243     $    895,906     $  5,020,202     $  7,113,860    $   17,209,657    $   46,304,587
  Net realized gain (loss)
     on investments.......       7,596,357          862,244       (1,156,979)       1,083,292       104,629,952       393,346,265
  Net change in unrealized
     gain (loss) on
     investments..........      (6,670,492)       8,976,597       (2,026,793)      (5,550,240)       72,546,282      (253,453,784)
                              ------------     ------------     ------------     ------------    --------------    --------------
     Net increase in net
       assets resulting
       from operations....       1,425,108       10,734,747        1,836,430        2,646,912       194,385,891       186,197,068
                              ------------     ------------     ------------     ------------    --------------    --------------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment income...              --         (956,997)      (5,020,202)      (7,113,860)               --       (26,677,507)
  Net realized gains......              --       (3,458,658)              --       (1,380,937)               --      (189,572,424)
                              ------------     ------------     ------------     ------------    --------------    --------------
       Total dividends and
          distributions to
          shareholders....              --       (4,415,655)      (5,020,202)      (8,494,797)               --      (216,249,931)
                              ------------     ------------     ------------     ------------    --------------    --------------
FUND SHARE TRANSACTIONS:
  Net proceeds from
     sales................      24,688,788       33,682,098       39,578,334       53,781,245       271,548,125       828,656,136
  Reinvestment of
     dividends and
     distributions........              --        4,415,655        5,020,202        8,494,797                --       216,249,931
  Cost of shares
     redeemed.............     (20,552,140)     (30,770,132)     (20,376,044)     (22,927,376)     (470,389,823)     (948,480,342)
                              ------------     ------------     ------------     ------------    --------------    --------------
  Net increase in net
     assets from fund
     share transactions...       4,136,648        7,327,621       24,222,492       39,348,666      (198,841,698)       96,425,725
                              ------------     ------------     ------------     ------------    --------------    --------------
       Total increase in
          net assets......       5,561,756       13,646,713       21,038,720       33,500,781        (4,455,807)       66,372,862
NET ASSETS:
  Beginning of period.....      91,794,216       78,147,503      101,864,954       68,364,173     2,739,304,908     2,672,932,046
                              ------------     ------------     ------------     ------------    --------------    --------------
  End of period...........    $ 97,355,972     $ 91,794,216     $122,903,674     $101,864,954    $2,734,849,101    $2,739,304,908
                              ============     ============     ============     ============    ==============    ==============
SHARES ISSUED AND
  REDEEMED:
  Issued..................       3,662,306        5,053,178        7,311,852        9,618,868         6,499,337        19,612,770
  Issued in reinvestment
     of dividends and
     distributions........              --          680,379          938,420        1,543,662                --         5,331,607
  Redeemed................      (3,057,108)      (4,760,079)      (3,801,893)      (4,163,250)      (11,275,337)      (22,958,015)
                              ------------     ------------     ------------     ------------    --------------    --------------
     Net increase.........         605,198          973,478        4,448,379        6,999,280        (4,776,000)        1,986,362
                              ============     ============     ============     ============    ==============    ==============

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------
A Annualized.
B Not annualized.
C Based on average monthly shares outstanding for the period.

                                         ENTERPRISE GROWTH PORTFOLIO             ENTERPRISE GROWTH AND INCOME PORTFOLIO
                                    -------------------------------------        ---------------------------------------
                                      (UNAUDITED)        FOR THE PERIOD             (UNAUDITED)         FOR THE PERIOD
                                    SIX MONTHS ENDED    12/01/98 THROUGH         SIX MONTHS ENDED      12/01/98 THROUGH
                                     JUNE 30, 1999          12/31/98               JUNE 30, 1999           12/31/98
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period..........................      $   5.27             $  5.00                  $  5.11              $  5.00
                                        --------             -------                  -------              -------
Net investment income (loss)......          0.01(C)               --                     0.03(C)                --
Net realized and unrealized gain
  (loss) on investments...........          0.57                0.27                     0.89                 0.11
                                        --------             -------                  -------              -------
Total from investment
  operations......................          0.58                0.27                     0.92                 0.11
                                        --------             -------                  -------              -------
Dividends from net investment
  income..........................            --                  --                       --                   --
Distributions from net capital
  gains...........................            --                  --                       --                   --
                                        --------             -------                  -------              -------
Total distributions...............            --                  --                       --                   --
                                        --------             -------                  -------              -------
Net asset value, end of period....      $   5.85             $  5.27                  $  6.03              $  5.11
                                        ========             =======                  =======              =======
Total return......................         11.01%(B)            5.40%(B)                18.00%(B)             2.20%(B)
                                        --------             -------                  -------              -------
Net assets, end of period (000)...      $116,065             $ 1,943                  $31,323              $   537
                                        --------             -------                  -------              -------
Ratio of expenses to average net
  assets..........................          0.90%(A)            1.15%(A)                 1.05%(A)             1.05%(A)
                                        --------             -------                  -------              -------
Ratio of expenses (excluding
  waivers) to average net
  assets..........................          0.90%(A)           25.33%(A)                 1.08%(A)            60.68%(A)
                                        --------             -------                  -------              -------
Ratio of net investment income
  (loss) to average net assets....          0.52%(A)           (0.25)%(A)                1.06%(A)            (0.45)%(A)
                                        --------             -------                  -------              -------
Ratio of net investment income
  (loss) (excluding waivers) to
  average net assets..............          0.52%(A)          (24.43)%(A)                1.02%(A)           (60.08)%(A)
                                        --------             -------                  -------              -------
Portfolio turnover................            15%                  1%                       1%                   9%
                                        --------             -------                  -------              -------

                                                                          ENTERPRISE EQUITY PORTFOLIO
                                              -----------------------------------------------------------------------------------
                                                (UNAUDITED)                           YEAR ENDED DECEMBER 31,
                                              SIX MONTHS ENDED    ---------------------------------------------------------------
                                               JUNE 30, 1999        1998          1997          1996          1995         1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........      $  36.82        $  35.09      $  28.86      $  23.35      $  18.14      $ 17.95
                                                  --------        --------      --------      --------      --------      -------
Net investment income (loss)................          0.18(C)         0.46          0.30          0.37          0.33         0.28
Net realized and unrealized gain (loss) on
  investments...............................          2.95            3.00          7.13          5.52          6.38         0.41
                                                  --------        --------      --------      --------      --------      -------
Total from investment operations............          3.13            3.46          7.43          5.89          6.71         0.69
                                                  --------        --------      --------      --------      --------      -------
Dividends from net investment income........            --           (0.37)        (0.32)        (0.09)        (0.49)       (0.18)
Distributions from net capital gains........            --           (1.36)        (0.88)        (0.29)        (1.01)       (0.32)
                                                  --------        --------      --------      --------      --------      -------
Total distributions.........................            --           (1.73)        (1.20)        (0.38)        (1.50)       (0.50)
                                                  --------        --------      --------      --------      --------      -------
Net asset value, end of period..............      $  39.95        $  36.82      $  35.09      $  28.86      $  23.35      $ 18.14
                                                  ========        ========      ========      ========      ========      =======
Total return................................          8.50%(B)        9.90%        25.76%        25.22%        38.44%        3.87%
                                                  --------        --------      --------      --------      --------      -------
Net assets, end of period (000).............      $663,139        $621,338      $517,803      $314,907      $167,963      $88,583
                                                  --------        --------      --------      --------      --------      -------
Ratio of expenses to average net assets.....          0.83%(A)        0.83%         0.84%         0.81%         0.69%        0.67%
                                                  --------        --------      --------      --------      --------      -------
Ratio of expenses (excluding waivers) to
  average net assets........................          0.83%(A)        0.83%         0.84%         0.81%         0.72%        0.69%
                                                  --------        --------      --------      --------      --------      -------
Ratio of net investment income (loss) to
  average net assets........................          0.96%(A)        1.42%         1.42%         1.94%         1.94%        1.81%
                                                  --------        --------      --------      --------      --------      -------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets....................................          0.96%(A)        1.42%         1.42%         1.94%         1.91%        1.79%
                                                  --------        --------      --------      --------      --------      -------
Portfolio turnover..........................            30%             30%           17%           30%           29%          38%
                                                  --------        --------      --------      --------      --------      -------

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------
A Annualized.
B Not annualized.
C Based on average monthly shares outstanding for the period.

                                                                                                  ENTERPRISE SMALL
                                                                        ENTERPRISE CAPITAL            COMPANY
                                           ENTERPRISE EQUITY INCOME        APPRECIATION           GROWTH PORTFOLIO
                                           ------------------------   ----------------------   ----------------------
                                                           FOR THE    (UNAUDITED)   FOR THE    (UNAUDITED)   FOR THE
                                            (UNAUDITED)     PERIOD    SIX MONTHS     PERIOD    SIX MONTHS     PERIOD
                                            SIX MONTHS     12/01/98      ENDED      12/01/98      ENDED      12/01/98
                                               ENDED       THROUGH     JUNE 30,     THROUGH     JUNE 30,     THROUGH
                                           JUNE 30, 1999   12/31/98      1999       12/31/98      1999       12/31/98
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....    $   5.09      $  5.00     $   5.57     $  5.00     $   5.46     $   5.00
                                             --------      --------    --------     --------    --------     --------
Net investment income (loss).............        0.03(C)        --        (0.02)(C)      --        (0.02)(C)       --
Net realized and unrealized gain (loss)
  on investments.........................        0.54         0.09         0.59        0.57         0.82         0.46
                                             --------      --------    --------     --------    --------     --------
Total from investment operations.........        0.57         0.09         0.57        0.57         0.80         0.46
                                             --------      --------    --------     --------    --------     --------
Dividends from net investment income.....       (0.01)          --           --          --           --           --
Distributions from net capital gains.....          --           --           --          --           --           --
                                             --------      --------    --------     --------    --------     --------
Total distributions......................       (0.01)          --           --          --           --           --
                                             --------      --------    --------     --------    --------     --------
Net asset value, end of period...........    $   5.65      $  5.09     $   6.14     $  5.57     $   6.26     $   5.46
                                             ========      ========    ========     ========    ========     ========
Total return.............................       11.21%(B)     1.80%(B)    10.23%(B)    11.40%(B)   14.65%(B)     9.20%(B)
                                             --------      --------    --------     --------    --------     --------
Net assets, end of period (000)..........    $ 14,238      $   465     $ 12,628     $   511     $  5,876     $    469
                                             --------      --------    --------     --------    --------     --------
Ratio of expenses to average net
  assets.................................        1.05%(A)     1.05%(A)     1.30%(A)    1.30%(A)     1.40%(A)     1.40%(A)
                                             --------      --------    --------     --------    --------     --------
Ratio of expenses (excluding waivers) to
  average net assets.....................        1.52%(A)    66.67%(A)     1.45%(A)   63.71%(A)     2.52%(A)    60.67%(A)
                                             --------      --------    --------     --------    --------     --------
Ratio of net investment income (loss) to
  average net assets.....................        1.09%(A)     0.54%(A)     (.56)%(A)   (.95)%(A)   (0.92)%(A)  (1.26)%(A)
                                             --------      --------    --------     --------    --------     --------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets.................................        0.62%(A)    (65.07)%(A)   (.71)%(A)  (63.36)%(A)  (2.05)%(A)  (60.54)%(A)
                                             --------      --------    --------     --------    --------     --------
Portfolio turnover.......................           3%          --%          31%          1%          22%           4%
                                             --------      --------    --------     --------    --------     --------

                                                           ENTERPRISE SMALL COMPANY VALUE PORTFOLIO
                                           ------------------------------------------------------------------------
                                            (UNAUDITED)
                                            SIX MONTHS                     YEAR ENDED DECEMBER 31,
                                               ENDED       --------------------------------------------------------
                                           JUNE 30, 1999     1998        1997        1996        1995       1994*
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....    $  27.36      $  26.70    $  20.22    $ 18.48     $  17.56    $  18.62
                                             --------      --------    --------    --------    --------    --------
Net investment income (loss).............        0.02(C)       0.16        0.05       0.25         0.32        0.19
Net realized and unrealized gain (loss)
  on investments.........................        3.78          2.33        8.91       1.82         1.75       (0.16)
                                             --------      --------    --------    --------    --------    --------
Total from investment operations.........        3.80          2.49        8.96       2.07         2.07        0.03
                                             --------      --------    --------    --------    --------    --------
Dividends from net investment income.....          --         (0.08)      (0.15)     (0.12)       (0.40)      (0.10)
Distributions from net capital gains.....          --         (1.75)      (2.33)     (0.21)       (0.75)      (0.99)
                                             --------      --------    --------    --------    --------    --------
Total distributions......................          --         (1.83)      (2.48)     (0.33)       (1.15)      (1.09)
                                             --------      --------    --------    --------    --------    --------
Net asset value, end of period...........    $  31.16      $  27.36    $  26.70    $ 20.22     $  18.48    $  17.56
                                             ========      ========    ========    ========    ========    ========
Total return.............................       13.89%(B)      9.61%      44.32%     11.21%       12.28%       0.02%
                                             --------      --------    --------    --------    --------    --------
Net assets, end of period (000)..........    $449,177      $406,801    $365,266   $192,704     $166,061    $144,880
                                             --------      --------    --------    --------    --------    --------
Ratio of expenses to average net
  assets.................................        0.85%(A)      0.85%       0.86%      0.84%        0.69%       0.66%
                                             --------      --------    --------    --------    --------    --------
Ratio of expenses (excluding waivers) to
  average net assets.....................        0.85%(A)      0.85%       0.86%      0.84%        0.72%       0.67%
                                             --------      --------    --------    --------    --------    --------
Ratio of net investment income (loss) to
  average net assets.....................        0.12%(A)      0.56%       0.21%       1.35%       1.86%       1.30%
                                             --------      --------    --------    --------    --------    --------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets.................................        0.12%(A)      0.56%       0.21%       1.35%       1.83%       1.29%
                                             --------      --------    --------    --------    --------    --------
Portfolio turnover.......................          15%          37%          58%       137%          70%         58%
                                             --------      --------    --------    --------    --------    --------

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------
A Annualized.
B Not annualized.
C Based on average monthly shares outstanding for the period.

                                                          ENTERPRISE INTERNATIONAL GROWTH PORTFOLIO
                                           -----------------------------------------------------------------------
                                           (UNAUDITED)
                                               SIX                                                  FOR THE PERIOD
                                             MONTHS                                                  NOVEMBER 18,
                                              ENDED              YEAR ENDED DECEMBER 31,                1994-
                                            JUNE 30,     ----------------------------------------    DECEMBER 31,
                                              1999        1998       1997       1996       1995          1994
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......   $  6.74     $  6.18    $  6.05    $  5.39    $  4.96       $ 5.00
                                             -------     -------    -------    -------    -------       ------
Net investment income (loss)..............      0.04(C)     0.06       0.06       0.05       0.04           --
Net realized and unrealized gain (loss) on
  investments.............................      0.06        0.84       0.26       0.63       0.67        (0.04)
                                             -------     -------    -------    -------    -------       ------
Total from investment operations..........      0.10        0.90       0.32       0.68       0.71        (0.04)
                                             -------     -------    -------    -------    -------       ------
Dividends from net investment income......        --       (0.07)     (0.04)        --      (0.04)          --
Distributions from net capital gains......        --       (0.27)     (0.15)     (0.02)     (0.24)          --
                                             -------     -------    -------    -------    -------       ------
Total distributions.......................        --       (0.34)     (0.19)     (0.02)     (0.28)          --
                                             -------     -------    -------    -------    -------       ------
Net asset value, end of period............   $  6.84     $  6.74    $  6.18    $  6.05    $  5.39       $ 4.96
                                             =======     =======    =======    =======    =======       ======
Total return..............................      1.48%(B)   14.83%      5.26%     12.65%     14.64%       (0.80)%(B)
                                             -------     -------    -------    -------    -------       ------
Net assets, end of period (000)...........   $97,356     $91,794    $78,148    $52,768    $18,598       $3,247
                                             -------     -------    -------    -------    -------       ------
Ratio of expenses to average net assets...      1.08%(A)    1.22%      1.19%      1.38%      1.55%        1.55%(A)
                                             -------     -------    -------    -------    -------       ------
Ratio of expenses (excluding waivers) to
  average net assets......................      1.08%(A)    1.22%      1.19%      1.38%      2.21%        8.85%(A)
                                             -------     -------    -------    -------    -------       ------
Ratio of net investment income (loss) to
  average net assets......................      1.07%(A)     1.04%     1.34%      1.32%      1.17%        0.80%(A)
                                             -------     -------    -------    -------    -------       ------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets..................................      1.07%(A)    1.04%      1.34%      1.32%      0.51%       (6.34)%(A)
                                             -------     -------    -------    -------    -------       ------
Portfolio turnover........................       103%         55%        28%        21%        27%          --%
                                             -------     -------    -------    -------    -------       ------

                                                            ENTERPRISE HIGH-YIELD BOND PORTFOLIO
                                           -----------------------------------------------------------------------
                                           (UNAUDITED)
                                               SIX                                                  FOR THE PERIOD
                                             MONTHS                                                  NOVEMBER 18,
                                              ENDED              YEAR ENDED DECEMBER 31,                1994-
                                            JUNE 30,     ----------------------------------------    DECEMBER 31,
                                              1999        1998       1997       1996       1995          1994
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......  $   5.37    $   5.71    $  5.51    $  5.31    $  4.98       $ 5.00
                                            --------    --------    -------    -------    -------       ------
Net investment income (loss)..............      0.23(C)     0.46       0.51       0.45       0.45         0.04
Net realized and unrealized gain (loss) on
  investments.............................     (0.12)      (0.26)      0.20       0.21       0.35        (0.01)
                                            --------    --------    -------    -------    -------       ------
Total from investment operations..........      0.11        0.20       0.71       0.66       0.80         0.03
                                            --------    --------    -------    -------    -------       ------
Dividends from net investment income......     (0.23)      (0.46)     (0.51)     (0.45)     (0.45)       (0.05)
Distributions from net capital gains......        --       (0.08)        --      (0.01)     (0.02)          --
                                            --------    --------    -------    -------    -------       ------
Total distributions.......................     (0.23)      (0.54)     (0.51)     (0.46)     (0.47)       (0.05)
                                            --------    --------    -------    -------    -------       ------
Net asset value, end of period............  $   5.25    $   5.37    $  5.71    $  5.51    $  5.31       $ 4.98
                                            ========    ========    =======    =======    =======       ======
Total return..............................      1.96%(B)    3.60%     13.38%     12.95%     16.59%       0.50%(B)
                                            --------    --------    -------    -------    -------       ------
Net assets, end of period (000)...........  $122,904    $101,865    $68,364    $34,411    $15,223       $1,421
                                            --------    --------    -------    -------    -------       ------
Ratio of expenses to average net assets...      0.69%(A)    0.72%      0.77%      0.85%      0.85%        0.85%(A)
                                            --------    --------    -------    -------    -------       ------
Ratio of expenses (excluding waivers) to
  average net assets......................      0.69%(A)    0.72%      0.77%      0.94%      1.59%       7.80%(A)
                                            --------    --------    -------    -------    -------       ------
Ratio of net investment income (loss) to
  average net assets......................      8.47%(A)    8.19%      8.47%      8.57%      8.51%       7.84%(A)
                                            --------    --------    -------    -------    -------       ------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets..................................      8.47%(A)    8.19%      8.47%      8.48%      7.77%       0.80%(A)
                                            --------    --------    -------    -------    -------       ------
Portfolio turnover........................        43%        109%       175%       175%       115%         --%
                                            --------    --------    -------    -------    -------       ------

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------

                                                                ENTERPRISE MANAGED PORTFOLIO
                                         ---------------------------------------------------------------------------
                                           (UNAUDITED)                             YEAR ENDED DECEMBER 31,
                                         SIX MONTHS ENDED    --------------------------------------------------------------------
                                          JUNE 30, 1999         1998           1997           1996           1995          1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...     $    40.56       $    40.78     $    34.31     $    28.06     $    20.82     $  21.35
                                            ----------       ----------     ----------     ----------     ----------     --------
Net investment income (loss)...........           0.26(C)          0.71           0.35           0.59           0.40         0.40
Net realized and unrealized gain (loss)
  on investments.......................           2.76             2.53           8.06           5.99           8.97         0.15
                                            ----------       ----------     ----------     ----------     ----------     --------
Total from investment operations.......           3.02             3.24           8.41           6.58           9.37         0.55
                                            ----------       ----------     ----------     ----------     ----------     --------
Dividends from net investment income...             --            (0.43)         (0.55)         (0.06)         (0.75)       (0.46)
Distributions from net capital gains...             --            (3.03)         (1.39)         (0.27)         (1.38)       (0.62)
                                            ----------       ----------     ----------     ----------     ----------     --------
Total distributions....................             --           (3.46)         (1.94)         (0.33)         (2.13)       (1.08)
                                            ----------       ----------     ----------     ----------     ----------     --------
Net asset value, end of period.........     $    43.58       $    40.56     $    40.78     $    34.31     $    28.06     $  20.82
                                            ==========       ==========     ==========     ==========     ==========     ========
Total return...........................           7.45%(B)         7.95%         24.50%         23.47%         46.89%        2.56%
                                            ----------       ----------     ----------     ----------     ----------     --------
Net assets, end of period (000)........     $2,734,849       $2,739,305     $2,672,932     $1,935,343     $1,264,718     $689,252
                                            ----------       ----------     ----------     ----------     ----------     --------
Ratio of expenses to average net
  assets...............................           0.75%(A)         0.76%          0.76%          0.74%          0.67%        0.64%
                                            ----------       ----------     ----------     ----------     ----------     --------
Ratio of expenses (excluding waivers)
  to average net assets................           0.75%(A)         0.76%          0.76%          0.74%          0.67%        0.64%
                                            ----------       ----------     ----------     ----------     ----------     --------
Ratio of net investment income (loss)
  to average net assets................           1.27%(A)         1.66%          1.14%          2.16%          1.80%        2.23%
                                            ----------       ----------     ----------     ----------     ----------     --------
Ratio of net investment income (loss)
  (excluding waivers) to average net
  assets...............................           1.27%(A)         1.66%          1.14%          2.16%          1.80%        2.23%
                                            ----------       ----------     ----------     ----------     ----------     --------
Portfolio turnover.....................             26%              46%            32%            29%            31%          33%
                                            ----------       ----------     ----------     ----------     ----------     --------

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         NOTES TO FINANCIAL STATEMENTS

                           JUNE 30, 1999 (UNAUDITED)

1. ORGANIZATION

     Enterprise Accumulation Trust (the "Trust") was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $.01 par value for the following portfolios: Growth, Growth and Income, Equity, Equity Income, Capital Appreciation, Small Company Growth, Small Company Value, International Growth, High-Yield Bond and Managed.

     The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments -- Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

     Special Valuation Risk -- The high-yield securities in which the High-Yield Bond Portfolio may invest may be considered speculative in regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower rated securities in which the High-Yield Bond Portfolio may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

     Repurchase Agreements -- Each Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio's holding period. Under each repurchase agreement, the Portfolio receives, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

     Futures Contracts -- Upon entering into such a contract, a Portfolio is required to deposit with the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments, known as "variation margin," are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. There were no open futures contracts held in any of the Portfolios at June 30, 1999.

     Foreign Currency Translation -- Securities, other assets and liabilities of the International Growth Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred; and exchange gains and losses are realized upon ultimate receipt or disbursement. The International Growth

                         ENTERPRISE ACCUMULATION TRUST

                           JUNE 30, 1999 (UNAUDITED)

Portfolio does not isolate that portion of its realized and unrealized gains on investments from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the investments.

     Security Transactions and Other Income -- Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income received and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

     Expenses -- Each portfolio bears expenses incurred specifically on its behalf as well as a portion of the common expenses of the Trust.

     Federal Income Taxes -- No provision for Federal income or excise taxes is required because the Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

     Use of Estimates in Preparation of Financial Statements -- Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Dividends and Distributions -- Except with respect to the High-Yield Bond Portfolio, dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. For the High-Yield Bond Portfolio, dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

3. TRANSACTIONS WITH AFFILIATES

     The investment advisory fee is payable monthly to Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of each Portfolio's average daily net assets as of the close of business each day as follows: for each of the Equity, Small Company Value, and Managed Portfolios, 0.80% for the first $400 million, 0.75% for the next $400 million, and 0.70% for average daily net assets over $800 million, 1.00% for the Small Company Growth Portfolio, 0.85% for the International Growth Portfolio, 0.75% for each of the Growth, Capital Appreciation, Growth and Income, and Equity Income Portfolios, and 0.60% for the High-Yield Bond Portfolio.

     Enterprise Capital has contractually agreed to limit the portfolios' expenses through May 1, 2000, to the following expense ratios: Growth -- 1.15%, Growth and Income -- 1.05%, Equity -- 1.15%, Equity Income -- 1.05%, Capital Appreciation -- 1.30%, Small Company Growth -- 1.40%, Small Company
Value -- 1.30%, International Growth -- 1.55%, High-Yield Bond -- 0.85% and Managed -- 1.30%.

     Enterprise Capital is a wholly-owned subsidiary of MONY Life Insurance Company, which is wholly-owned by MONY Group Inc. MONY Group Inc. and its subsidiaries and affiliates had the following investments in the Trust as of June 30, 1999: Growth -- $292,500, Growth and Income -- $301,500, Capital Appreciation -- $307,000, Small Company Growth -- $313,000, and Equity Income -- $282,500.

     Enterprise Capital has entered into sub-advisory agreements with various investment advisers as Portfolio Managers for the Trust. A portion of the management fee received by Enterprise Capital is paid to the respective Portfolio Manager. 1740 Advisers, Inc., a wholly-owned subsidiary of MONY Group Inc., is the Portfolio Manager for the Equity Income Portfolio. For the six months ended June 30, 1999, Enterprise Capital incurred subadvisory fees payable to 1740 Advisers, Inc. related to the Equity Income Portfolio of $7,609, with a related payable balance of $2,847 as of June 30, 1999.

                         ENTERPRISE ACCUMULATION TRUST

                           JUNE 30, 1999 (UNAUDITED)

4. FINANCIAL INSTRUMENTS

     As part of its investment program, the International Growth Portfolio utilizes forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio enters into forward contracts only for hedging purposes. At June 30, 1999, the International Growth Portfolio had entered into various forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Outstanding contracts at June 30, 1999 are as follows:

                            PURCHASES                 NET UNREALIZED
  SETTLEMENT    ----------------------------------    APPRECIATION/
     DATE           RECEIVE            DELIVER        (DEPRECIATION)
  ----------    ---------------    ---------------    --------------
  7/1/99         EUR     139,919    USD    145,026       $   (790)
  7/1/99         CHF   1,222,154    USD    791,551         (5,650)
  7/1/99         CHF     227,272    USD    147,197         (1,051)
  8/24/99        JPY 700,000,000    USD  5,988,024       (155,710)
                                                         --------
                                                         (163,201)
                                                         --------

                              SALES
                ----------------------------------
                    RECEIVE            DELIVER
                ---------------    ---------------
  7/2/99         USD    457,113    CHF     711,268           (264)
  8/24/99        USD 11,771,100    EUR  11,000,000        385,810
  8/24/99        USD  5,988,024    JPY 700,000,000        155,710
                                                         --------
                                                          541,256
                                                         --------
                                                         $378,055
                                                         ========

     As part of its investment program, the High-Yield Bond Portfolio may enter into futures contracts to hedge against anticipated future price and interest rate changes. Risks of entering into futures contracts include: (1) the risk that the price of the futures contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the Portfolio attempts to enter into a closing position; (3) the risk that the Portfolio will lose an amount in excess of the initial margin deposit; and (4) the fact that the success or failure of these transactions for the Portfolio depends on the ability of the Portfolio Manager to predict movements in stock, bond, and currency prices and interest rates. There were no open futures contracts at June 30, 1999.

5. PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 1999, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

                                                      U.S. GOVERNMENT OBLIGATIONS        STOCKS AND BONDS
                                                      ---------------------------   ---------------------------
PORTFOLIO                                              PURCHASES        SALES        PURCHASES        SALES
---------                                             ------------   ------------   ------------   ------------
Growth..............................................            --             --   $101,462,882   $  6,261,168
Growth and Income...................................            --             --     20,493,369        109,986
Equity..............................................            --             --    207,742,850    174,724,579
Equity Income.......................................            --             --     12,388,140        136,016
Capital Appreciation................................            --             --     11,370,915      1,337,903
Small Company Growth................................            --             --      4,771,305        514,571
Small Company Value.................................            --             --     62,028,127     72,362,266
International Growth................................            --             --     97,659,380     92,458,153
High-Yield Bond.....................................       481,758     15,728,008     71,872,822     33,846,922
Managed.............................................  $159,890,625   $109,525,156    455,125,666    607,783,564

                         ENTERPRISE ACCUMULATION TRUST

                           JUNE 30, 1999 (UNAUDITED)

6. TAX BASIS UNREALIZED GAIN (LOSS) OF INVESTMENTS AND DISTRIBUTIONS

     At June 30, 1999, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                   UNREALIZED      UNREALIZED     NET UNREALIZED
PORTFOLIO                                          TAX COST           GAIN            LOSS         GAIN (LOSS)
---------                                       --------------    ------------    ------------    --------------
Growth........................................  $  113,715,059    $  6,606,249    $ (2,144,709)   $  118,176,599
Growth and Income.............................      28,906,754       2,843,279        (273,341)       31,476,692
Equity........................................     509,879,135     167,050,529     (14,303,235)      662,626,429
Equity Income.................................      13,296,917         676,402         (84,850)       13,888,469
Capital Appreciation..........................      11,628,504         983,372        (210,513)       12,401,363
Small Company Growth..........................       5,049,478         821,047         (71,827)        5,798,698
Small Company Value...........................     361,998,743     115,618,137     (26,252,847)      451,364,033
International Growth..........................      94,607,139       8,659,646      (5,954,890)       97,311,895
High-Yield Bond...............................     126,829,261       1,052,808      (6,699,892)      121,182,177
Managed.......................................   2,100,525,583     475,500,770     (23,012,365)    2,553,013,988

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and options transactions, losses deferred due to wash sales, foreign currency transactions, investments in passive foreign investment companies, and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

7. SUBSEQUENT EVENTS

     On July 15, 1999, the Trust added two new Portfolios -- Multi-Cap Growth and Balanced.

     In August 1999, the Trust and another mutual fund under common control obtained a $50 million line of credit for short term liquidity purposes.

TRUSTEES AND PRINCIPAL OFFICERS

Victor Ugolyn                                            Trustee, Chairman, President and
                                                           Chief Executive Officer
Arthur T. Dietz                                          Trustee
Samuel J. Foti                                           Trustee
Arthur Howell                                            Trustee
William A. Mitchell, Jr.                                 Trustee
Lonnie H. Pope                                           Trustee
Michael I. Roth                                          Trustee
Phillip G. Goff                                          Vice President
Catherine R. McClellan                                   Secretary
Herbert M. Williamson                                    Treasurer

INVESTMENT ADVISER

Enterprise Capital Management, Inc.
Atlanta Financial Center
3343 Peachtree Road, Suite 450
Atlanta, Georgia 30326

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
P. O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1100 Campanile Building
1155 Peachtree Street
Atlanta, Georgia 30309

     This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.